File Nos. 33-14604
                                                                       811-04963
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

                         Pre-Effective Amendment No.           [ ]
                         Post-Effective Amendment No.          [23]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

                         Amendment No. [ 25 ]
                        (Check appropriate box or boxes)

                                THE BERWYN FUNDS
               (Exact Name of Registrant as Specified in Charter)

                              1189 Lancaster Avenue
                           Berwyn, Pennsylvania 19312
                    (Address of Principle Executive Offices)

 Registrant's Telephone Number, including Area Code:       (610) 296-7222

                                  Kevin M. Ryan
                                The Berwyn Funds
                              1189 Lancaster Avenue
                           Berwyn, Pennsylvania 19312
                     (Name and Address of Agent for Service)

                                   Copies to:
                              John F. Splain, Esq.
                           Ultimus Fund Solutions, LLC
                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246

It is proposed that this filing will become effective (check appropriate box):

/ / immediately upon filing pursuant to paragraph (b)
/ / on (date) pursuant to paragraph (b)
/X/ 60 days after filing pursuant to paragraph (a)(1)
/ / on (date) pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:
/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------



                                THE BERWYN FUNDS


                               BERWYN FUND SERIES

                            BERWYN INCOME FUND SERIES

                         BERWYN CORNERSTONE FUND SERIES




Shareholder Services                                                no load
Ultimus Fund Solutions, LLC                                       mutual funds
P.O. Box 46707
Cincinnati, OH 45246-0707

--------------------------------------------------------------------------------





                                   PROSPECTUS
                                   May 1, 2005






THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

                                                                            PAGE



BERWYN FUND SERIES
  RISK/RETURN SUMMARY
  PERFORMANCE
  FEES AND EXPENSES
  INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND
    RELATED RISKS
  FINANCIAL HIGHLIGHTS

BERWYN INCOME FUND SERIES
  RISK/RETURN SUMMARY
  PERFORMANCE
  FEES AND EXPENSES
  INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND
    RELATED RISKS
  FINANCIAL HIGHLIGHTS

BERWYN CORNERSTONE FUND SERIES
  RISK/RETURN SUMMARY
  PERFORMANCE
  FEES AND EXPENSES
  INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND
    RELATED RISKS
  FINANCIAL HIGHLIGHTS

 MANAGEMENT AND ORGANIZATION

PORTFOLIO HOLDINGS AND DISCLOSURE POLICY

SHAREHOLDER INFORMATION

DISTRIBUTION AND TAXES

ADMINISTRATOR

DISTRIBUTOR

BERWYN FUND SERIES

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE OF THE FUND

Berwyn Fund (the Fund) seeks to achieve long-term capital appreciation; current income is a secondary consideration.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests in common stocks and fixed income securities that offer a potential for capital appreciation. Under normal market conditions at least 80% of the value of the Fund's net assets will be invested in equity securities, such as common stocks. The principal strategy of the Fund is to achieve long term growth through investments in equities that the Fund's investment adviser (the Adviser) believes are undervalued. The Fund may also invest in investment grade and/or high yield bonds, as well as preferred stocks. The Fund may invest in fixed income securities with any credit rating or maturity date. Up to 20% of the value of the Fund's net assets may be invested in fixed income securities, including fixed income securities with convertible features.

PRINCIPAL RISKS OF INVESTING IN THE FUND

o Although the Fund will strive to achieve its goal, there is no assurance that it will. Market, economic and business risks affect common stock prices and cause them to fluctuate over time. While common stocks have historically been a leading choice of long term investors, stock prices may decline over short or even extended periods. Therefore, the value of your investment in the Fund may decline and you may lose money.

o The Fund's investment approach may result in investments in securities that are not in favor with other investment advisers or brokers and in investments in securities of lesser-known companies. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting, and monitoring the Fund's investments. If the Adviser's conclusions about growth rates or stock values are incorrect, the Fund may not perform as anticipated.

o High yield bonds (junk bonds) entail greater risks than those found in higher rated bonds. High yield bonds are considered to be below investment grade based on significant risk of issuer default. High yield bonds and other fixed income securities are sensitive to interest rate changes. Generally, when interest rates rise, the prices of fixed income securities fall. The longer the maturity of fixed income securities, the greater is the price impact from interest rate changes. The value of the Fund's other investments may also vary with bond market conditions.

o Other risks of high yield bonds include price volatility, sensitivity to economic changes, limited liquidity and valuation difficulties.

o Lastly, the Fund is considered a "non-diversified" investment company under federal laws and regulations. This means that the Fund may invest a greater portion of its net assets in the shares of individual companies than a diversified fund could. Changes in the financial condition or market assessment of these companies may cause greater fluctuations in the share value of the Fund than in the share value of a diversified fund.

PERFORMANCE

The bar chart and table below can help in evaluating the potential risks of investing in the Fund. The bar chart shows changes in the yearly performance of the Fund (and its predecessor) over the last ten years. The table compares the average annual returns for the past one-year, five-year, and ten-year periods of the Fund, before and after taxes, with the average annual returns of the Russell 2000 for the same periods. Keep in mind that the Fund's past performance is not necessarily an indication of the Fund's future performance.



--------------------------------------------------------------------------------


                               [GRAPHIC OMITTED]



 1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
 -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
 19.18   14.35   26.05  -18.90   -4.60   2.10   28.93    -6.88   50.01   22.83



                          Best Quarter: 4Q '03 + 22.56
                          Worst Quarter: 3Q '98 -22.73

--------------------------------------------------------------------------------

Note: Returns for BF are net of all expenses, advisory fees and commissions charges and include the reinvestment of BF's dividends (total returns).


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04

--------------------------------------------------------------------------------
                                                1 YEAR    5 YEARS    10 YEARS
                                                ------    -------    --------
Fund Returns Before Taxes                       22.83%     17.70%      11.62%
Fund Returns After Taxes on Distributions 1     21.93%     16.66%      10.12%
Fund Returns After Taxes on Distributions and
  Sale of Fund Shares 1                         16.01%     14.86%       9.13%
Russell 2000 Index 2                            18.33%      6.60%      11.52%
--------------------------------------------------------------------------------


1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401 (K) plans or individual retirement accounts.

2 The Russell 2000 Index is an unmanaged index of equity securities of small capitalization companies and does not include the actual costs of fund operations or management expenses. Returns for the Russell 2000 Index are returns before taxes.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
                         SHAREHOLDER TRANSACTION FEES A
                    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Maximum Sales Charge (load) Imposed on Purchases (as a                 None
percentage of offering price)
--------------------------------------------------------------------------------
Maximum Sales Charge (load) Imposed on Reinvested Dividends            None
--------------------------------------------------------------------------------
Redemption Fee b                                                       1.00%
--------------------------------------------------------------------------------
Exchange Fee                                                           None
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                  (Expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fee                                                         1.00%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                                  0.00%
--------------------------------------------------------------------------------
Other Expenses                                                         0.20%
--------------------------------------------------------------------------------
Total Fund Operating Expenses                                          1.20%
--------------------------------------------------------------------------------


a Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets so their effect is included in the share price. The Fund has no sales charges (loads) or Rule 12b-1 distribution fees.
b A redemption fee of 1.00% is assessed if shares are redeemed or exchanged in less than six months from the date of purchase.


EXAMPLE

This Example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                            One Year   Three Years   Five Years   Ten Years
                            --------   -----------   ----------   ---------
       BERWYN FUND            $122         $381         $660       $1,455



INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
AND RELATED

The Fund's investment objective is long-term capital appreciation; current income is a secondary consideration. The Fund is a non-diversified, open-end management investment company. Being non-diversified means that the Fund may invest a greater portion of its net assets in the shares of individual issuers.


The Adviser is a value manager. Finding value in the marketplace is dependent upon many factors, including the level of inflation, price-to-earnings ratios, interest rates, stock market psychology and political factors. Over its history, the Adviser has, more often than not, found that small-capitalization stocks offer more value than large-capitalization stocks. Consequently, the performance of the Fund has been compared to the Russell 2000 composite stock index, an index of smaller capitalization stocks. At the present time the average weighted market capitalization for the companies in the Fund's portfolio is approximately $747 million, which is slightly greater than that of the Russell 2000.


The Fund invests in what it believes to be undervalued equity and fixed income securities that offer potential long-term capital appreciation. This approach can often result in selecting securities that are not being recommended by other investment advisers and/or brokerage firms. In addition, this approach can often result in the selection of securities of lesser-known companies. The Fund, however, invests only in securities listed on national securities exchanges or quoted on the over-the-counter market.

Even though the Fund is considered non-diversified, it has placed restrictions on its investment policy for purposes of diversification. Two particularly significant restrictions are: (1) with respect to 50% of the value of its total assets, the Fund will not, at the time of purchase, invest more than 5% of the value of its total assets, at market value, in the securities of any one issuer, except the securities of the U.S. government, and (2) with respect to the other 50% of the market value of its total assets, the Fund will not invest at the time of purchase more than 15% of the market value of its total assets in any single issuer. With these two restrictions, hypothetically, the Fund could hold a portfolio with investments in as few as 14 issuers. The Fund does not anticipate having a portfolio with as few as 14 issuers. The Adviser uses two basic guidelines in the management of investment portfolios: (1) the initial investment in any single issuer must comprise less than 5% of the total value of the assets in a portfolio, including the Fund, and (2) the initial investment in any one industry must comprise less than 20% of the total value of the assets in a portfolio, including the Fund. The maximum that the Fund will invest in any industry will be 25% of the value of its total assets. Under normal market conditions, the Fund follows the 5% and 20% guidelines of the Adviser. The Fund will always adhere to the 25% limitation.

COMMON STOCKS - Under normal market conditions, the Fund invests at least 80% of the value of its net assets in common stocks. The Fund selects common stock investments from three broad areas: (1) companies selling substantially below their book value; (2) companies selling at a low valuation to their present earnings level; and (3) companies judged by the Adviser to have above-average growth prospects over the next three-to-five year period and to be selling, in the opinion of the Adviser, at small premiums to their book value, or at modest valuations to their present earnings levels.

The Adviser believes that (i) its strategy of investing in undervalued common stocks offers the potential for long-term capital appreciation above that of the leading stock market indices (i.e., Dow Jones Industrial Average, Standard & Poor 500 Index and Russell 2000), and (ii) use of the guidelines of the Adviser for portfolio management together with the investment restrictions previously described will lessen the risks in this investment approach.

EXCHANGE TRADED FUNDS - The Fund may invest in Exchange Traded Funds (ETFs). ETFs are open-end management investment companies that invest in portfolios of stocks and bonds that seek to replicate various indices and trade on exchanges in the same way as common stocks. The Fund will use ETFs primarily for strategic positioning purposes, that is, when it wishes to invest in certain markets or segments of markets, as represented by the particular ETFs, expediently and in a diversified (as to number of companies or securities) manner. The Fund may also use ETFs as temporary defensive investments. When the Fund invests in ETFs, the Fund will pay a management fee on the money invested in addition to the operating expenses of the Fund.

The Fund has signed a participation agreement with iShares Funds, which are ETFs sponsored by Barclay Global Investors. The agreement exempts the Fund's investment in iShares Funds from restrictions stated in the Investment Company Act of 1940 limiting investments of the Fund in open-end management investment companies. However, the Fund will not make new investments in iShares Funds that would cause their total value to exceed 10% of the Fund's net assets.

FIXED INCOME SECURITIES - The fixed income securities in which the Fund primarily invests are corporate bonds and preferred stocks. A corporate bond is an interest bearing debt security issued by a corporation. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) on a specified date. An issuer may have the right to redeem (call) a bond before maturity. A preferred stock is a dividend paying stock that has a legal preference over common stocks in the payment of dividends.

Some of the fixed income securities in which the Fund invests may be convertible into common stocks. While the annual income paid on a fixed income security may be constant for the life of the instrument, its yield (income as a percent of current price) will reflect current interest rate levels. The price of a bond or preferred stock rises and falls so that its yield remains reflective of current market conditions. The prices of fixed income securities usually rise when interest rates fall and conversely fall when interest rates rise. If a fixed income security has a conversion feature, its price will generally rise if the price of the underlying common stock appreciates above the conversion price. If the underlying common stock trades below the conversion price, the fixed income security will generally trade based upon current interest rate levels. If a bond or preferred stock is subject to call and is called before maturity, the Fund may have to reinvest the proceeds at lower market rates.

While the portfolio of the Fund emphasizes investments in equity securities, the Fund may invest under normal market conditions up to 20% of the value of its net assets in fixed income securities (corporate bonds and preferred stocks). The Fund invests in fixed income securities when the Adviser believes that, based upon prevailing interest rates, fixed income securities offer the potential for long-term capital appreciation. The fixed income securities selected may include securities with any of the ratings listed by Standard & Poor's Ratings Group (S&P) and Moody's Investors Service, Inc. (Moody's), including securities with an S&P D rating, a Moody's C rating and unrated securities that are determined by the Adviser to be of equivalent quality. (See Appendices A and B in the Statement of Additional Information for S&P's and Moody's definitions of bond ratings.) Fixed income securities that are rated BBB (by S&P's rating) or Baa (by Moody's) have speculative characteristics and are riskier investments than debt securities rated A (by S&P's or Moody's) and higher. Fixed income securities that have credit ratings lower than BBB (S&P's rating) or Baa (Moody's rating) are commonly referred to as "junk bonds." These lower rated securities are speculative investments and investment in them is riskier than an investment in a fixed income security with a rating of BBB or Baa or higher. The ability of the issuer of a lower rated security to pay income or repay principal in accordance with the terms of the obligation may be impacted more severely by adverse economic conditions or a business downturn than the ability of an issuer of higher rated securities. Unrated securities may or may not be considered more creditworthy than lower rated securities.

TEMPORARY DEFENSIVE POSITIONS - Although the Fund will normally invest according to its objective as outlined above, the Fund may, for temporary defensive purposes, invest all or a portion of its assets in cash, cash equivalents, high quality money market instruments, money market funds, ETFs and other short-term debt instruments. Investment in a no-load money market fund will result in the Fund paying a management fee on the money invested in such fund in addition to the operating expenses of the Fund. When the Fund invests for temporary defensive purposes, the Fund may not achieve its investment objective.

RISKS OF INVESTING IN THE FUND

Investing in any mutual fund such as the Fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. As a result of the Fund's nature, you should consider an investment to be a long-term investment that typically provides the best results when held for a number of years. Since the Fund is a non-diversified fund, an investment in the Fund may be a greater risk than an investment in a diversified fund.

The following table highlights other risks associated with investing in the Fund.

--------------------------------------------------------------------------------
                                      RISKS
--------------------------------------------------------------------------------
MARKET RISK is the risk that all or a majority of the securities in a certain market - such as the stock or bond market - will decline in value due to factors such as economic conditions, future expectations or investor confidence. If the value of the majority of common stocks held by the Fund increases in value, then the net assets of the Fund and an investment in the Fund would normally increase in value. If there is a decline in the value of a majority of the common stocks of the Fund, then the net assets of the Fund and investment in the Fund would normally decline in value.

--------------------------------------------------------------------------------
INDUSTRY AND SECURITY RISK is the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline due to changing expectations for the performance of that industry or for the individual company issuing the stock or bond.

--------------------------------------------------------------------------------
LOWER RATED, HIGH YIELD, HIGH RISK FIXED INCOME SECURITIES include those securities rated lower than BBB by S&P and Baa by Moody's. Securities of this type are considered to be of poor standing and predominantly speculative as to their ability to repay interest and principal.

--------------------------------------------------------------------------------
PORTFOLIO TURNOVER rates reflect the amount of securities that are replaced from the beginning of the year to the end of the year by the Fund. The degree of portfolio activity may affect brokerage costs and other transaction costs of the Fund, as well as taxes payable by shareholders.

--------------------------------------------------------------------------------
SMALL COMPANY INVESTMENT RISK includes the general risks of investing in common stocks such as market, economic and business risk that cause their prices to fluctuate over time. Historically, smaller capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the lower degree of liquidity in the markets for such stocks, and the potentially greater sensitivity of such small companies to changes in, or failure of, management and to other changes in competitive, business, industry and economic conditions, including risks associated with limited production, markets, management depth, or financial resources.

--------------------------------------------------------------------------------

For additional information about the Fund's investment policies, please see the Statement of Additional Information.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help in understanding the Fund's financial performance and reflects the financial performance of the Fund for the fiscal years ended December 31, 2004, 2003, 2002, 2001 and 2000. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the 2004 and 2003 fiscal years was derived from financial statements audited by Briggs, Bunting & Dougherty LLP, whose report, along with the Fund's financial statements, is included in the Trust's Annual Report to Shareholders, which is available without charge on request by calling 1-800-992-6757.


                                          BERWYN FUND
                                     FINANCIAL HIGHLIGHTS
                        FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                               YEAR ENDED
                                         ----------------------------------------------------
                                           12/31/04  12/31/03  12/31/02  12/31/01  12/31/00
                                           --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period       $  24.78  $  17.23  $  20.07  $  16.52  $  16.18
                                           --------  --------  --------  --------  --------


INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income (Loss)                  (0.01)    (0.03)     0.05      0.30     (0.06)
Net Realized and Unrealized Gains
  (Losses) on Securities                       5.64      8.66     (1.43)     4.46      0.40
                                           --------  --------  --------  --------  --------

Total Income (Loss) from Investment
  Operations                                   5.63      8.63     (1.38)     4.76      0.34
                                           --------  --------  --------  --------  --------

LESS DISTRIBUTIONS:
Dividends from Net Investment Income           0.00      0.00     (0.06)    (0.24)     0.00
Distributions from Net Realized Gains         (1.48)    (1.08)    (1.40)    (0.97)     0.00
                                           --------  --------  --------  --------  --------
Total Distributions                           (1.48)    (1.08)    (1.46)    (1.21)     0.00

Paid in Capital from Redemption Fees            .03       .00       .00       .00       .00
                                           --------  --------  --------  --------  --------

NET ASSET VALUE, END OF PERIOD             $  28.96  $  24.78  $  17.23  $  20.07  $  16.52
                                           ========  ========  ========  ========  ========

Total Return                                  22.83%    50.01%    (6.88%)   28.93%     2.10%






RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)            $114,928  $ 51,784  $ 32,279  $ 43,960  $ 26,947

Ratio of Total Expenses to Average Net
  Assets                                       1.20%     1.41%     1.29%     1.24%     1.64%

Ratio of Net Investment Income (Loss)         (0.08%)   (0.13%)    0.25%     1.32%    (0.32%)
  to  Average Net Assets

Portfolio Turnover Rate                          23%       23%       32%       37%       16%



BERWYN INCOME FUND SERIES

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE OF THE FUND

The investment objective of Berwyn Income Fund (the Fund) is to provide investors with current income while seeking to preserve capital by taking, in the opinion of the Adviser, reasonable investment risks.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund intends to achieve its objective through investments in corporate bonds, preferred stocks, U.S. Treasury bonds and notes, debt securities issued by U.S. Government Agencies, asset-backed securities, mortgage-backed securities, municipal bonds and dividend-paying common stocks. The Fund's investment adviser (the Adviser) determines the percentage of each category of security to hold based upon the prevailing economic and market conditions. The Fund, however, does not allow additional investments in common stocks when the value of the common stocks in the Fund's portfolio is 30% or more of the value of the Fund's net assets. The Fund uses value criteria as a strategy in selecting the Fund's investments.


Normally, the Fund will invest in a mix of securities, such as corporate bonds, preferred stocks and common stocks. The Adviser may invest in fixed income securities with any credit rating or maturity date. The Adviser may invest 100% of the Fund's net assets in corporate bonds or preferred stocks. If the Adviser decides it is appropriate, the Adviser may invest all of the Fund's net assets in lower rated, high yield, high risk bonds or "junk bonds." The Adviser has the discretion to vary the average duration of the bond portfolio in order to take advantage of prevailing trends in interest rates. The weighted average maturity of the bonds in the Fund was 7.0 years and the average duration was 5.0 years at December 31, 2004.


PRINCIPAL RISKS OF INVESTING IN THE FUND

o Although the Fund will strive to achieve its objective, there is no assurance that it will. The value of the Fund's investments will fluctuate with market conditions and, as a result, the value of an investment in the Fund will fluctuate. An investment in the Fund may lose money or the Fund could underperform other investments.

o High yield bonds entail greater risks than those found in higher rated bonds. High yield bonds are considered to be below investment grade based on significant risk of issuer default. High yield bonds and other fixed income securities are sensitive to interest rate changes. Generally, when interest rates rise, the prices of fixed income securities fall. The longer the maturity of fixed income securities, the greater is the price impact from interest rate changes. The value of the Fund's investment will also vary with bond market conditions.

o Other risks of high yield bonds include price volatility, sensitivity to economic changes, limited liquidity and valuation difficulties.

o The prices of common stocks and preferred stocks are subject to market, economic and business risks that will cause their prices to fluctuate over time. The Fund may invest in preferred and common stocks with limited liquidity. The Fund can invest in the preferred or common stock of companies with small market capitalizations. Such preferred or common stocks tend to have less liquidity than the stocks of companies with large market capitalizations. The preferred stock of large companies, however, may also have limited liquidity, particularly if the size of the issue of such stock is small.

PERFORMANCE

The bar chart and table below can help in evaluating the potential risks of investing in the Fund. They show changes in the yearly performance of the Fund (and its predecessor) over the last ten years. The table compares the average annual returns for the past one-year, five-year, and ten-year periods of the Fund, before and after taxes, with the returns of the various indices listed. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. Keep in mind that the Fund's past performance is not necessarily an indication of the Fund's future performance.

--------------------------------------------------------------------------------
                       BERWYN INCOME FUND ANNUAL RETURNS



                               [GRAPHIC OMITTED]



  1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
 ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
 20.90   13.99   13.36   -4.57    0.83    6.05   14.12    9.38   16.23    7.98



                           Best Quarter: 3Q '97 +8.58
                           Worst Quarter: 3Q '98 -6.04
--------------------------------------------------------------------------------


Note: Returns for the Fund are net of all expenses, advisory fees and commission charges and include the reinvestment of the Fund's dividends (total return).

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/04
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  1 Year     5 Years    10 Years
--------------------------------------------------------------------------------
Fund Returns Before Taxes                          7.98%      10.69%      9.58%
--------------------------------------------------------------------------------
Fund Returns After Taxes on Distributions1         6.33%       8.06%      6.52%
--------------------------------------------------------------------------------
Fund Returns After Taxes on Distributions
  and Sale of Fund Shares1                         2.21%       7.09%      5.47%
--------------------------------------------------------------------------------
BIG2                                               4.48%       7.73%      7.73%
--------------------------------------------------------------------------------
HYC3                                               10.87%      6.50%      8.42%
--------------------------------------------------------------------------------
LII4                                                7.50%      4.84%      8.99%
--------------------------------------------------------------------------------


1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(K) plans or individual retirement accounts.

2 Citigroup Broad Investment Grade Bond Index (BIG) is an unmanaged index of investment grade bonds and does not include the costs of fund operating or management expenses. Returns for the BIG Index are before taxes.

3 Citigroup High Yield Composite Index (HYC) is a widely recognized unmanaged index of high yield securities, and does not include the costs of fund operating or management expenses. Returns for the HYC Index are before taxes.

4 Lipper Income Fund Index (LII) is an unmanaged composite of the performance of income funds, funds that invest primarily in fixed income securities, and does include the costs of fund operating or management expenses. Returns for the LII Index are before taxes.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
                         SHAREHOLDER TRANSACTION FEES A
                    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Maximum Sales Charge (load) on Purchases (as a percentage              None
  of offering price)
--------------------------------------------------------------------------------
Maximum Sales Charge (load) Imposed on Reinvested Dividends            None
--------------------------------------------------------------------------------
Redemption Fee b                                                       1.00%
--------------------------------------------------------------------------------
Exchange Fee                                                           None
--------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES
                  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fee                                                         0.50%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                                  0.00%
--------------------------------------------------------------------------------
Other Expenses                                                         0.14%
--------------------------------------------------------------------------------
Total Fund Operating Expenses                                          0.64%
--------------------------------------------------------------------------------


A. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets so their effect is included in the share price. The Fund has no sales charges (loads) or Rule 12b-1 distribution fees.

B. A redemption fee of 1.00% is assessed if shares are redeemed or exchanged in less than six months.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                            One Year   Three Years   Five Years   Ten Years
                            --------   -----------   ----------   ---------
    BERWYN INCOME FUND        $65          $205         $357         $798


INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
RELATED RISKS

The Fund's investment objective is to provide investors with current income while seeking to preserve capital by taking, in the opinion of the Adviser, reasonable investment risks. The Fund invests in corporate bonds, U.S. Treasury bills, bonds and notes, debt securities issued by U.S. Government Agencies, preferred stocks, asset-backed securities, mortgage-backed securities, municipal bonds and dividend-paying common stocks. Certain of the Fund's investments in corporate bonds and preferred stocks may be convertible into common stocks. The Fund may invest any percentage of its net assets in the foregoing securities the Adviser deems appropriate, except common stocks. The Adviser may not purchase common stocks when the value of the common stocks that the Fund owns is equal to 30% or more of the Fund's net assets. The Adviser would not be required to sell any common stocks owned if the value of the common stocks exceeded 30% of net assets due to appreciation of the common stocks or depreciation in the Fund's other securities.

The Adviser uses value criteria in selecting the Fund's investments. The value criteria can lead the Adviser to invest a significant portion of the portfolio in securities of companies with smaller market capitalizations.

CORPORATE BONDS - The Fund seeks to achieve its objective by investing in the corporate bonds of those issuers that, in the opinion of the Adviser, have sufficient net worth and operating cash flow to repay principal and make timely interest payments. A corporate bond is an interest-bearing debt security issued by a corporation. For fixed rate bonds, the issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) on a specified date. An issuer may have the right to redeem
(call) a bond before maturity.

While the bond's annual interest income established by the coupon rate may be fixed for the life of the bond, its yield (income as a percent of current price) will reflect current interest rate levels. The bond's price rises and falls so that its yield remains reflective of current market conditions.

The Adviser will select corporate bonds primarily on the basis of current yield and secondarily on the basis of anticipated long term return. The duration of bonds purchased by the Fund will typically vary from three to seven years. The Adviser has the discretion to vary the average duration of the portfolio in order to take advantage of prevailing trends in interest rates.

When selecting corporate bonds, the Adviser will take into account the rating the bond has received from Standard and Poor's Ratings Group (S&P) and Moody's Investor's Service, Inc. (Moody's). The Adviser has the discretion to invest in bonds with any rating as long as the issuer is not in default in the payment of interest or principal. The Adviser may also invest in unrated bonds and may purchase bonds in private transactions.

Bonds rated A or higher by S&P and Moody's are considered high-grade securities and have one of the three highest ratings for creditworthiness. Bonds rated BBB by S&P or Baa by Moody's are defined as medium grade securities. These securities are considered creditworthy and of investment quality, but there is a possibility that the ability of the issuer of the securities to pay interest or repay the principal in the future may be impaired by adverse economic conditions or changing circumstances. Bonds rated lower than BBB (S&P's rating) or Baa (Moody's rating) are less creditworthy than investment grade securities with the same maturity and, as a consequence, may pay higher income. Bond securities rated BB, B, CCC or CC by S&P or Ba, B or Caa by Moody's are regarded on balance as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.


At December 31, 2004, the Fund's portfolio was invested in investment grade and high yield, high-risk corporate bonds and preferred and common stocks. Listed below are the percentages of the portfolio invested at December 31, 2004, in bonds with various ratings published by Moody's and S&P as well as the percentages invested in unrated bonds, preferred and common stocks.

     MOODY'S RATINGS:
     A: 6.8%; Baa: 26.9%; Ba: 16.8%; B: 9.9%; C: 2.3%, Unrated: 1.7%

     S&P RATINGS:
     A: 7.7%; BBB: 27.8%; BB: 17.7%; B: 10.5%; Unrated: 0.7%

     PREFERRED AND COMMON STOCKS:
     Preferred Stocks:  3.2%; Common Stocks:  29.0%


PREFERRED AND COMMON STOCKS - The Fund may invest in preferred stocks and in common stocks, subject to the 30% limit described above, when the Adviser deems it appropriate. The Adviser uses value criteria in selecting preferred and common stocks. The portfolio allocations to preferred and common stocks are determined by the Adviser based upon the market valuation of these securities relative to corporate bonds. The outlook for the economy is also a consideration. During periods of economic strength, greater emphasis is placed on preferred and common stocks. Preferred stocks are selected from two categories: (1) preferred stocks offering an above average yield, in the opinion of the Adviser, in comparison to preferred stocks of the same quality; and (2) preferred stocks offering a potential for capital appreciation due to the business prospects of the issuers. The Fund may also purchase preferred stocks in transactions that qualify under Rule 144A.

Common stocks are selected from three categories: (1) stocks selling substantially below their book values; (2) stocks selling at low valuations to their present earnings levels; and (3) stocks judged by the Adviser to have above average growth prospects and to be selling at small premiums to their book value or at modest valuations to their present earnings levels.

The Fund may purchase common stocks that have been paying cash dividends. Preferred stocks that have a cumulative feature do not have to be paying current dividends in order to be purchased. If a dividend on a stock is canceled, the Fund would not be required to sell the stock.

The method of stock selection used by the Fund may result in the Fund selecting stocks that are not being recommended by other investment advisers or brokerage firms. The Fund may invest in the securities of lesser-known companies. The Adviser believes, however, that any risks involved in the stocks selected for the Fund will be minimized by diversification of the Fund's portfolio. In addition, the Fund invests only in stocks listed on national securities exchanges or quoted on the over-the-counter market.

REAL ESTATE INVESTMENT TRUSTS - The Fund invests in real estate investment trusts (REITS). These are companies that invest in real estate, long and short term mortgages and construction loans. These companies normally do not pay federal income taxes but distribute their income to their shareholders that become liable for the tax. The Fund invests in REITs that generate income and have a potential for capital appreciation. Some REITs own properties and earn income from leases and rents. These types of REITs are termed Equity REITs. Other REITs hold mortgages and earn income from interest payments. These REITs are termed Mortgage REITs. Finally, there are Hybrid REITs that own properties and hold mortgages. The Fund invests in any of the three types of REITs and purchases the common stocks, preferred stocks and bonds they issue. The Fund limits its investments in REITs to 15% of its net assets. The Fund will not invest in a REIT when the value of the securities issued by REITs (including common and preferred stocks and fixed income debt securities) in the Fund's portfolio are equal to or greater than 15% of the Fund's net assets. When investing in the common stocks of REITs, the Fund will also be bound by the 30% restriction on common stock investment already mentioned.

EXCHANGE TRADED FUNDS - The Fund may invest in Exchange Traded Funds (ETFs). ETFs are open-end management investment companies that invest in portfolios of stocks and bonds that seek to replicate various indices and trade on exchanges in the same way as common stocks. The Fund will use ETFs primarily for strategic positioning purposes, that is, when it wishes to invest in certain markets or segments of markets, as represented by the particular ETFs, expediently and in a diversified (as to number of companies or securities) manner. The Fund may also use ETFs as temporary defensive investments. When the Fund invests in ETFs, the Fund will pay a management fee on the money invested in addition to the operating expenses of the Fund.

The Fund has signed a participation agreement with iShares Funds, which are ETFs sponsored by Barclay Global Investors. The agreement exempts the Fund's investment in iShares Funds from restrictions stated in the Investment Company Act of 1940 limiting investments of the Fund in open-end management investment companies. However, the Fund will not make new investments in iShares Funds that would cause their total value to exceed 15% of the Fund's net assets.

TEMPORARY DEFENSIVE POSITIONS - Although the Fund will normally invest according to its objective as outlined above, the Fund may, for temporary defensive purposes, invest all or a portion of its assets in cash, cash equivalents, high quality money market instruments, money market funds, ETFs and other short-term debt instruments. Investment in a no-load money market fund will result in the Fund paying a management fee on the money invested in such fund in addition to the operating expenses of the Fund. When the Fund invests for temporary defensive purposes, the Fund may not achieve its investment objective.

RISKS OF INVESTING IN THE FUND

Investing in any mutual fund such as the Fund involves risks, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. As a result of the Fund's nature, you should consider an investment in the Fund to be a long-term investment that typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Fund.

Investments in the Fund are subject to interest rate risk and call risk. Interest rate risk is the chance that bond prices will fall as interest rates rise. Call risk is the chance that during periods of falling interest rates a bond, subject to a call, may be called prior to maturity, forcing the Fund to invest the proceeds at lower market rates.

There are risks in investing in high yield, high risk bonds. Issuers of these bonds are generally smaller, less creditworthy companies or highly leveraged companies which are generally less able than more financially stable companies to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged companies or smaller, less creditworthy companies may experience financial stress. During these periods, such companies may not have sufficient cash flows to meet their interest payment obligations. A company's ability to service its debt obligations may also be adversely affected by specific corporate developments, the company's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield, high risk bonds because such securities are often unsecured and are often subordinated to other creditors of the issuer.

In addition to the risk of default, holders of high yield, high-risk bonds also face the risk of greater market volatility than the holders of investment grade bonds. Changes in the general level of interest rates normally affect the market value and yield of corporate bonds. As a general rule, if the level of interest rates were to decline, these securities would increase in value and the yield would decline. Conversely, if the interest rate level rose, bonds would decline in value and the yield would increase. Fluctuations in the general level of interest rates would therefore affect the value of the Fund's bond investments and the value of an investment in the Fund. The market value of high yield, high risk bonds may be affected not only by changing interest rates, but also by investors' perceptions of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated bonds may decline due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Especially at such times, trading in high yield, high-risk bonds may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high yield, high-risk bonds may be less liquid than the market for investment grade bonds. In periods of reduced market liquidity, the prices of high yield, high-risk bonds may become more volatile and these securities may experience sudden and substantial price declines.

In addition to bonds that are rated, the Fund also invests in unrated bonds. These securities may or may not be more speculative than investment grade
securities.   The  risks  of  investing   in  unrated   bonds  depend  upon  the
creditworthiness of the issuer, changes in interest rates and economic and market factors. The Adviser will determine the creditworthiness of an unrated debt security and the issuer's ability to meet the interest and principal obligations of such security.

There are risks to investing in REITs. The property owned by a REIT could decrease in value and the mortgages and loans held by a REIT could become worthless. The Adviser, however, monitors the investment environment and the Fund's investments as a means of controlling the exposure to these risks.

The following table highlights other risks associated with investing in the Fund.

--------------------------------------------------------------------------------
                                      RISKS
--------------------------------------------------------------------------------
MARKET RISK is the risk that all or a majority of the securities in a certain market - such as the stock or bond market - will decline in value due to factors such as economic conditions, future expectations or investor confidence.

--------------------------------------------------------------------------------
INDUSTRY AND SECURITY RISK is the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline due to changing expectations for the performance of that industry or for the individual company issuing the stock or bond.

--------------------------------------------------------------------------------
LOWER RATED, HIGH YIELD, HIGH RISK FIXED INCOME SECURITIES include those securities rated lower than BBB by S&P or Baa by Moody's. Securities of this type are considered to be of poor standing and predominantly speculative as to their ability to repay interest and principal.

--------------------------------------------------------------------------------
PORTFOLIO TURNOVER rates reflect the amount of securities that are replaced from the beginning of the year to the end of the year by the Fund. The degree of portfolio activity may affect brokerage costs and other transaction costs of the Fund, as well as taxes payable by shareholders.

--------------------------------------------------------------------------------
SMALL COMPANY INVESTMENT RISK includes the general risks of investing in common stocks such as market, economic and business risks that cause their prices to fluctuate over time. Historically, smaller capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the lower degree of liquidity in the markets for such stocks, and the potentially greater sensitivity of such small companies to changes in or failure of management, and to other changes in competitive, business, industry and economic conditions, including risks associated with limited production, markets, management depth, or financial resources.

--------------------------------------------------------------------------------

For additional information about the Fund's investment policies, please see the Statement of Additional Information.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance and reflects the financial performance of the Fund for the fiscal years ended December 31, 2004, 2003, 2002, 2001 and 2000. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the 2004 and 2003 fiscal years was derived from financial statements audited by Briggs, Bunting & Dougherty LLP, whose report, along with the Fund's financial statements, is included in the Trust's Annual Report, which is available without charge on request by calling 1-800-992-6757.

                                     BERWYN INCOME FUND
                                    FINANCIAL HIGHLIGHTS
                        FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                               YEAR ENDED
                                           ------------------------------------------------
                                           12/31/04  12/31/03  12/31/02  12/31/01  12/31/00
                                           --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period       $  11.74  $  10.64  $  10.32  $   9.76  $  10.00
                                           --------  --------  --------  --------  --------

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income                          0.51      0.57      0.62      0.74      0.83
Net Realized and Unrealized Gains
 (Losses) on Securities                        0.40      1.12      0.33      0.60     (0.25)
                                           --------  --------  --------  --------  --------

Total Income from Investment Operations        0.91      1.69      0.95      1.34      0.58
                                           --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
From Net Investment Income                    (0.53)    (0.59)    (0.63)    (0.78)    (0.82)
From Net Realized Gains                        0.00      0.00      0.00      0.00      0.00
                                           --------  --------  --------  --------  --------
Total Distributions                           (0.53)    (0.59)    (0.63)    (0.78)    (0.82)
Paid in Capital from Redemption Fees            .01       .00       .00       .00       .00
                                           --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD             $  12.13  $  11.74  $  10.64  $  10.32  $   9.76
                                           ========  ========  ========  ========  ========

Total Return                                   7.98%    16.23%     9.38%    14.12%     6.05%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)            $205,615  $135,385  $ 79,146  $ 48,341  $ 42,010

Ratio of Total Expenses to Average
  Net Assets                                   0.64%     0.67%     0.71%     0.69%     0.94%

Ratio of Net Investment Income
  To Average Net Assets                        4.54%     5.32%     6.16%     7.91%     7.97%

Portfolio Turnover Rate                          48%       54%       39%       50%       12%

BERWYN CORNERSTONE FUND SERIES

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE OF THE FUND

Berwyn   Cornerstone  Fund  (the  Fund)  seeks  to  achieve   long-term  capital
appreciation; current income is a secondary consideration.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund intends to achieve its objective through investments in equity and fixed income securities, such as common stocks, preferred stocks and corporate bonds, that offer a potential for long-term capital appreciation. The Fund invests in securities that the Fund's investment adviser (the Adviser) believes are undervalued. The Adviser determines the percentage of each type of security to hold based upon the prevailing economic and market conditions. Normally, the Fund will invest primarily in common stocks. The Adviser, however, has the discretion to invest up to 100% of the Fund's net assets in common stocks, preferred stocks, or corporate bonds. The Adviser may invest in fixed income securities with any credit rating or maturity date. If the Adviser decides it is appropriate, the Adviser may invest all of the Fund's net assets in lower rated, high yield, high risk bonds or "junk bonds." The Adviser will invest in corporate bonds and preferred stocks when it believes that prevailing interest rates offer the potential for these instruments to achieve long term capital appreciation or during periods of stock market adversity.

PRINCIPAL RISKS OF INVESTING IN THE FUND

o Although the Fund will strive to achieve its objective, there is no assurance that it will. Market, economic and business risks affect common stock prices and cause them to fluctuate over time. While common stocks have historically been a leading choice of long term investors, stock prices may decline over short or even extended periods. Therefore, the value of an investment in the Fund may decline and you may lose money.

o The Fund's investment approach may result in investments in securities that are not in favor with other investment advisers or brokers and in investments in securities of lesser-known companies. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting, and monitoring the Fund's investments. If the Adviser's conclusions about growth rates or stock values are incorrect, the Fund may not perform as anticipated.

o High yield bonds (junk bonds) entail greater risks than those found in higher rated bonds. High yield bonds are considered to be below investment grade based on significant risk of issuer default. High yield bonds and other fixed income securities are sensitive to interest rate changes. Generally, when interest rates rise, the prices of fixed income securities fall. The longer the maturity of fixed income securities, the greater is the impact from interest rate changes. The value of the Fund's investments will also vary with bond market conditions.

o    Other risks of high yield bonds include the market's relative youth,  price
     volatility,   sensitivity  to  economic  changes,  limited  liquidity,  and valuation difficulties.

o Lastly, the Fund is considered "non-diversified" under federal laws and regulations. This means that the Fund may invest a greater portion of its net assets in the shares of individual companies than a diversified fund could. Changes in the financial condition or market assessment of these companies may cause greater fluctuations in the share value of the Fund than in the share value of a diversified fund.


PERFORMANCE


The bar chart and table below give some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund for the years 2003 and 2004. The table compares the average annual returns of the Fund, before and after taxes, for calendar year 2004 and for the life of the Fund (5/01/02 to 12/31/04) with the average annual returns of the S&P 400 Index for the same periods. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. Keep in mind that the Fund's past performance is not necessarily an indication of the Fund's future performance.


--------------------------------------------------------------------------------

                       BERWYN CORNERSTONE ANNUAL RETURNS



                               [GRAPHIC OMITTED]



                        2003                      2004
                       ------                    ------
                       17.09                     10.62


                           Best Quarter: 4Q '03 +8.73
                          Worst Quarter: 1Q '03 -2.43

--------------------------------------------------------------------------------
Note: Returns for the Fund are net of all expenses, advisory fees and commission charges and include the reinvestment of the Fund's dividends (total return).




--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/041
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               ONE YEAR       LIFE OF THE FUND2
--------------------------------------------------------------------------------
Fund Return Before Taxes                         10.62%             9.73%
--------------------------------------------------------------------------------
Fund Return After Taxes on Distributions         10.51%             9.69%
--------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and
  Sale of Fund Shares 3                           6.90%             8.30%
--------------------------------------------------------------------------------
S&P 400 Index4                                   16.49%             9.38%
--------------------------------------------------------------------------------

1 When the Fund achieved the performance listed above, the investment strategy outlined in its Prospectus was to invest 80% of its net assets in common stocks. This strategy was changed in 2004 and currently the Adviser may invest any percentage of assets it deems appropriate in common stocks and fixed income securities.

2 Life of the Fund 5/01/02 to 12/31/04.

3 The Fund has made no distributions. After tax returns on the sale of Fund shares are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(K) plans or individual retirement accounts.

4 The Standard & Poor's 400 Stock Index is an unmanaged index of equity securities of companies with mid-size market capitalizations and does not include the actual costs of fund operations or management expenses. Returns for the S&P 400 Index are returns before taxes.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
                         SHAREHOLDER TRANSACTION FEES A
                    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Maximum Sales Charge (load) Imposed on Purchases (as) a                None
percentage of offering price)
--------------------------------------------------------------------------------
Maximum Sales Charge (load) Imposed on Reinvested Dividends            None
--------------------------------------------------------------------------------
Redemption Fee b                                                       1.00%
--------------------------------------------------------------------------------
Exchange Fee                                                           None
--------------------------------------------------------------------------------


                         ANNUAL FUND OPERATING EXPENSES
                  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fee                                                         1.00%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                                  0.00%
--------------------------------------------------------------------------------
Other Expenses                                                         4.46%
--------------------------------------------------------------------------------
Total Fund Operating Expenses                                          5.46%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement c                              3.47%
--------------------------------------------------------------------------------
Net Expenses                                                           1.99%
--------------------------------------------------------------------------------

A. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets so their effect is included in the share price. The Fund has no sales charges (loads) or Rule 12b-1 distribution fees and minimal shareholder transaction fees.

B. A redemption fee of 1.00% is assessed if shares are redeemed or exchanged in less than six months from date of purchase.

C. The Killen Group, Inc. has contractually agreed to reduce its fees whenever the Fund's ratio of expenses to average net assets exceeds 2%. In addition, the Adviser has decided to pay certain expenses of the Fund so that the Fund may maintain a ratio of expenses to average net assets of 2%. The Adviser will pay certain expenses of the Fund until the Adviser determines that the Fund has sufficient assets to pay its expenses and maintain an expense ratio of 2% or less. In 2004, the Adviser waived its entire advisory fee and reimbursed or paid Fund expenses totaling $58,112.

EXAMPLE

This Example is intended to help you compare the costs of investing in Berwyn Cornerstone Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                 One Year   Three Years   Five Years   Ten Years
                                 --------   -----------   ----------   ---------
    BERWYN CORNERSTONE FUND 1      $447       $1,540        $2,623      $5,287

1 The expenses for the first year were calculated by taking into account the waiver of advisory fees in 2004. The waiver was not taken into account in calculating the fees in subsequent years.

                                 One Year   Three Years   Five Years   Ten Years
                                 --------   -----------   ----------   ---------
    Berwyn Cornerstone Fund 2      $202         $624        $1,073       $2,317

2 Listed above is a fee table calculating the Fund's expenses using an expense ratio of 1.99%. This was the expense ratio of the Fund in 2004 after the waiver of fees and expense reimbursement by the Adviser



INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

The Fund's investment objective is long-term capital appreciation; current income is a secondary consideration. The Fund is a non-diversified, open-end management investment company. Being non-diversified means that the Fund may invest a greater portion of its net assets in the shares of individual issuers.


The Adviser is a value manager. Finding value in the marketplace is dependent upon many factors, including the level of inflation, price-to-earnings ratios, interest rates, stock market psychology and political factors. The Fund invests primarily in the equity securities of companies that have market capitalization between $1 and $15 billion. Consequently, the performance of the Fund has been compared to the Standard & Poor's 400 Mid-Cap Stock Index (S & P 400), an index of companies with mid-size market capitalizations. As of December 31, 2004, the average weighted market capitalization for the companies in the Fund's portfolio is approximately $22.7 billion, which is larger than that of the S & P 400.


The Fund typically invests in what it believes to be undervalued equity and fixed income securities that offer potential long-term capital appreciation. This approach can often result in selecting securities that are not being recommended by other investment advisers and/or brokerage firms.

Even though the Fund is considered non-diversified, it has placed restrictions on its investment policy for purposes of diversification. Two particularly significant restrictions are: (1) with respect to 50% of the value of its total assets, the Fund will not, at the time of purchase, invest more than 5% of the value of its total assets, at market value, in the securities of any one issuer, except the securities of the U.S. government, and (2) with respect to the other 50% of the market value of its total assets, the Fund will not invest at the time of purchase more than 15% of the market value of its total assets in any single issuer. With these two restrictions, hypothetically, the Fund could hold a portfolio with investments in as few as 14 issuers. The Adviser has used two basic guidelines in the management of investment portfolios: (1) the initial investment in any single issuer must comprise less than 5% of the total value of the assets in a portfolio, and (2) the initial investment in any one industry must comprise less than 20% of the total value of the assets in a portfolio. Under normal conditions, the Fund intends to follow the 5% and 20% guidelines of the Adviser. The maximum that the Fund will invest in any industry will be 25% of the value of its total assets. The Fund will always adhere to the 25% limitation.

COMMON STOCKS - The Fund selects common stock investments from three broad areas: (1) companies selling substantially below their book value; (2) companies that, in the opinion of the Adviser, are selling at an attractive valuation to their earnings level; and (3) companies judged by the Adviser to have above-average growth prospects over the next three-to-five year period and to be selling, in the opinion of the Adviser, at small premiums to their book values, or at modest valuations to their earnings levels.

The Adviser believes that (i) its strategy of investing in undervalued common stock offers the potential for long-term capital appreciation above that of the leading stock market indices (i.e., Dow Jones Industrial Average and Standard & Poor 400 Index), and (ii) use of the guidelines of the Adviser for portfolio management together with the investment restrictions previously described will tend to moderate the risks in this investment approach.

EXCHANGED TRADED FUNDS - The Fund may invest in Exchange Traded Funds (ETFs). ETFs are open-end management investment companies that invest in portfolios of stocks and bonds that seek to replicate various indices and trade on exchanges in the same way as common stocks. The Fund will use ETFs primarily for strategic positioning purposes, that is, when it wishes to invest in certain markets or segments of markets, as represented by the particular ETFs, expediently and in a diversified (as to number of companies or securities) manner. The Fund may also use ETFs as temporary defensive investments. When the Fund invests in ETFs, the Fund will pay a management fee on the money invested in addition to the operating expenses of the Fund.

The Fund has signed a participation agreement with iShares Funds, which are ETFs sponsored by Barclay Global Investors. The agreement exempts the Fund's investment in iShares Funds from restrictions stated in the Investment Company Act of 1940 limiting investments of the Fund in open-end management investment companies. However, the Fund will not make new investments in iShares Funds that would cause their total value to exceed 25% of the Fund's net assets.

FIXED INCOME SECURITIES - The fixed income securities in which the Fund invests are corporate bonds and preferred stocks. A corporate bond is an interest bearing debt security issued by a corporation. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) on a specified date. An issuer may have the right to redeem (call) a bond before maturity. A preferred stock is a share of stock issued by a corporation that usually has a fixed dividend, a redemption price, and perhaps a redemption date. If the preferred stock has a redemption date, the issuer may have the right to redeem (call) the stock before the redemption date.

Some of the fixed income securities in which the Fund invests may be convertible into common stocks. While the annual income paid on a fixed income security may be constant for the life of the instrument, its yield (income as a percent of current price) will reflect current interest rate levels. The price of a bond or preferred stock rises and falls so that its yield remains reflective of current market conditions. The prices of a fixed income security usually rise when interest rates fall and conversely fall when interest rates rise. If a fixed income security has a conversion feature, its price will generally rise if the price of the underlying common stock appreciates above the conversion price. If the underlying common stock trades below the conversion price, the fixed income security will generally trade based upon current interest rate levels. If a bond or preferred stock is subject to call and is called before maturity, the Fund may have to reinvest the proceeds at lower market rates.

The Fund invests in fixed income securities when the Adviser believes current bond market conditions offer the potential for long-term capital appreciation or during periods of stock market adversity. Certain of the Fund's investments in corporate bonds and preferred stocks may be convertible into common stocks. The fixed income securities selected may include securities with any of the ratings listed by Standard & Poor's Ratings Group (S&P) and Moody's Investors Service, Inc. (Moody's), including securities with a S&P D rating, a Moody's C rating and unrated securities that are determined by the Adviser to be of equivalent quality. (See Appendices A and B in the Statement of Additional Information for S&P's and Moody's definitions of bond ratings.) Fixed income securities that are rated BBB or by S&P Baa (by Moody's) are riskier investments than debt securities rated A (by S&P's or Moody's rating) and higher. Fixed income securities that have credit ratings lower than BBB (by S&P's rating) or Baa (by Moody's) are commonly referred to as "junk bonds." These lower rated securities are speculative investments and investments in them are subject to more risk than an investment in a fixed income securities with a rating of BBB or Baa or higher. The ability of the issuer of a lower rated security to pay interest or repay principal in accordance with the terms of the obligation may be impacted more severely by adverse economic conditions or a business downturn than the ability of an issuer of higher rated securities. Unrated securities may or may not be considered more creditworthy than lower rated securities.

TEMPORARY DEFENSIVE POSITIONS - Although the Fund will normally invest according to its objective as outlined above, the Fund may for temporary defensive purposes, invest all or a portion of its assets in cash, cash equivalents, high quality money market instruments, money market funds, ETFs and other short-term debt instruments. Investment in a no-load money market fund will result in the Fund paying a management fee on the money invested in such fund in addition to the operating expenses of the Fund. When the Fund invests for temporary defensive purposes, the Fund may not achieve its investment objective.

RISKS OF INVESTING IN THE FUND

Investing in any mutual fund such as the Fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Due to of the nature of the Fund, you should consider an investment to be a long-term investment that typically provides the best results when held for a number of years. Since the Fund is a non-diversified fund, an investment in the Fund may be a greater risk than an investment in a diversified fund.

When the Fund invests primarily in corporate bonds, investments in the Fund are subject to interest rate risk and call risk. Interest rate risk is the chance that bond prices will fall as interest rates rise. Call risk is the chance that during periods of falling interest rates a bond, subject to a call, may be called prior to maturity, forcing the Fund to invest the proceeds at lower market rates. If the corporate bonds in which the Fund invests are high yield, high risk bonds, there will be other risks. Issuers of high yield, high risk bonds are generally smaller, less creditworthy companies or highly leveraged companies which are generally less able than more financially stable companies to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged companies or smaller, less creditworthy companies may experience financial stress. During these periods, such companies may not have sufficient cash flows to meet their interest payment obligations. A company's ability to service its debt obligations may also be adversely affected by specific corporate developments, the company's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield, high risk bonds because such securities are unsecured and are often subordinated to other creditors of the issuer.

In addition to the risk of default, holders of high yield, high risk bonds also face the risk of greater market volatility than the holders of investment grade bonds. Changes in the general level of interest rates normally affect the market value and yields of corporate bonds. As a general rule, if the level of interest rates were to decline, these securities would increase in value and the yields would decline. Conversely, if the interest rate level rose, bonds would decline in value and the yields would increase. Fluctuations in the general level of interest rates would therefore affect the value of the Fund's bond investments and the value of an investment in the Fund. The market value of high yield, high risk bonds may be affected not only by changing interest rates, but also by investors' perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated bonds may decline due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Especially at such times, trading in high yield, high risk bonds may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high yield, high risk bonds may be less liquid than the market for investment grade bonds. In periods of reduced market liquidity, the prices of high yield, high-risk bonds may become more volatile and these securities may experience sudden and substantial price declines.

In addition to bonds that are rated, the Fund may also invest in unrated bonds. These securities may or may not be more speculative than investment grade securities. The risks of investing in unrated bonds depend upon the creditworthiness of the issuers, changes in interest rates and economic and market factors. The Adviser will determine the creditworthiness of an unrated debt security and the issuer's ability to meet the interest and principal obligations of such security.


The following  table  highlights  other risks  associated  with investing in the
Fund.
--------------------------------------------------------------------------------
                                      RISKS
--------------------------------------------------------------------------------
MARKET RISK is the risk that all or a majority of the securities in a certain market - such as the stock or bond market - will decline in value due to factors such as economic conditions, future expectations or investor confidence. If the value of the majority of securities held by the Fund increases in value, then the net assets of the Fund and an investment in the Fund would normally increase in value. If there is a decline in the value of a majority of the securities of the Fund, then the net assets of the Fund and an investment in the Fund would normally decline in value.

--------------------------------------------------------------------------------
INDUSTRY AND SECURITY RISK is the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline due to changing expectations for the performance of that industry or for the individual company issuing the stock or bond.

--------------------------------------------------------------------------------
LOWER RATED, HIGH YIELD, HIGH RISK FIXED INCOME SECURITIES include those securities rated lower than BBB by S&P and Baa by Moody's. Securities of this type are considered to be of poor standing and predominantly speculative as to their ability to repay interest and principal.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO TURNOVER rates reflect the amount of securities that are replaced from the beginning of the year to the end of the year by the Fund. The degree of portfolio activity may affect brokerage costs and other transaction costs of the Fund, as well as taxes payable by shareholders.

--------------------------------------------------------------------------------

For additional information about the Fund's investment policies, please see the Statement of Additional Information.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance and reflects the financial performance of the Fund for the fiscal years ended December 31, 2004 and 2003, and the period May 1, 2002 to December 31, 2002. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund. Information for the 2004 and 2003 fiscal years was derived from financial statements audited by Briggs, Bunting & Dougherty, LLP, whose report, along with the Fund's financial statements, is included in the Trust's Annual Report to Shareholders, which is available without charge on request by calling 1-800-992-6757.

                             BERWYN CORNERSTONE FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                               YEAR       YEAR     5/01/02*
                                               ENDED      ENDED    THROUGH
                                             12/31/04   12/31/03   12/31/02
                                             ---------  ---------  ---------

NET ASSET VALUE, BEGINNING OF PERIOD         $   11.58  $    9.89  $   10.00
                                             ---------  ---------  ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)                            (0.03)     (0.05)     (0.02)#
Net Realized and Unrealized Gains (Losses) on
  Securities                                      1.26       1.74      (0.09)#
                                             ---------  ---------  ---------
Total Income (Loss) from Investment
  Operations                                      1.23       1.69      (0.11)
                                             ---------  ---------  ---------
LESS DISTRIBUTIONS:
Dividends from Net Investment Income              0.00       0.00       0.00
Distributions from Net Realized Gains            (0.09)      0.00       0.00
                                             ---------  ---------  ---------
Total Distributions                              (0.09)      0.00       0.00

Net Asset Value, End of Period               $   12.72  $   11.58   $   9.89
                                             =========  =========  =========

Total Return                                     10.62%     17.09%    (1.10%)***

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period                   $2,319,121 $1,242,554   $540,064

Ratio of  Total Expenses to Average Net
  Assets                                          5.46%     11.30%     39.09%**

Ratio of Net Expenses to Average Net Assets       1.99%+     1.89%+     1.62%**+

Ratio of Net Investment (Loss) to
  to Average Net Assets                          (3.85%)   (10.07%)   (38.30%)**

Ratio of Net Investment (Loss)
  to Average Net Assets                          (0.38%)+   (0.66%)+  (0.83%)**+
Portfolio Turnover Rate                           7%        27%           18%

* Inception
** Annualized
***Not Annualized
+ After payment of expenses by Adviser and waiver of investment advisory fee
  (as noted in the Statement of  Operations).

# Per share data was calculated using average shares outstanding during the period.


MANAGEMENT AND ORGANIZATION


The Killen Group, Inc. (the Adviser) is the investment adviser to each Fund. The Adviser is a Pennsylvania corporation that was formed in September 1982. Its address is 1189 Lancaster Avenue, Berwyn, Pennsylvania 19312. Robert E. Killen is Chairman, Chief Executive Officer and sole shareholder of the Adviser.

As of December 31, 2004 The Killen Group, Inc. was managing 250 individual investment portfolios worth approximately $460 million. On December 31, 2004, the Funds had over $325 million in net assets.

BF
--

The Berwyn Fund commenced operations as a series of shares of The Berwyn Funds (the Trust), a Delaware business trust, on April 30, 1999 in a reorganization of the predecessor of the Fund, The Berwyn Fund, Inc. In the reorganization, the Fund succeeded to all the business, assets and liabilities of its predecessor. The predecessor of the Fund was a registered investment company, which had substantially the same investment objective and policies as the Fund.

BIF
---

The Berwyn Income Fund commenced operations as a series of shares of The Berwyn Funds (the Trust), a Delaware business trust, on April 30, 1999 in a reorganization of the predecessor of the Fund, the Berwyn Income Fund, Inc. In the reorganization, the Fund succeeded to all the business, assets and liabilities of its predecessor. The predecessor of the Fund was a registered investment company, which had substantially the same investment objective and policies as the Fund.

BCF
---

The Fund was established as a series of shares of The Berwyn Funds (the Trust), a Delaware business trust, on February 5, 2002 and commenced operations on May 1, 2002.


THE INVESTMENT MANAGEMENT COMMITTEE


The Adviser has an Investment Management Committee ("Committee") of portfolio managers and analysts dedicated to managing the Funds. The Committee became responsible for managing the Funds in 2005. Prior to that time, certain individuals were designated portfolio manager or co-manager for each Fund. The Committee meets regularly to review portfolio holdings and discuss purchase and sale activity. Committee members buy and sell securities for the Funds as they see fit, guided by the Funds investment objectives and strategy.

The Committee members who are jointly and primarily responsible for the day-to-day management of the Funds are identified below.

LEE S. GROUT
------------

Mr. Grout is a Vice President and Head of Research at the Adviser. He has been an Investment Management Committee member since 1997. Mr. Grout's primary responsibilities within the

Investment   Management  Committee  include  research,   trading  and  portfolio
analysis, with emphasis on fundamental equity research. Mr. Grout joined the Adviser in 1997. He is a Charter Financial Analyst.

EDWARD A. KILLEN II

Mr. Killen is Executive Vice President of the Adviser. He has been an Investment Management Committee member since 1984. Mr. Killen's primary responsibilities within the Investment Management Committee include research, trading and technical analysis, with emphasis on income securities. Mr. Killen joined the Adviser (its predecessor) in 1978. Mr. Killen has over twenty five years' investment management experience.

ROBERT E. KILLEN

Mr. Killen, Chairman, Chief Executive Officer and sole shareholder of the Adviser, has been an Investment Management Committee member since 1984. His primary responsibilities within the Investment Management Committee include research and technical analysis, with emphasis on fundamental equity research. Mr. Killen is also President and Chairman of the Board of the Trust. Mr. Killen founded the Adviser (its predecessor) in 1969 and has over 30 years' investment management experience.

GEORGE CIPOLLONI III

Mr. Cipolloni is a research analyst at the Adviser. He has been an Investment Management Committee member since 2003. Mr. Cipolloni's primary responsibilities within the Investment Management Committee include research, trading and portfolio analysis, with emphasis on income securities. Mr. Cipolloni joined the Adviser in 2002, prior to that he was employed by Salomon Smith Barney. Mr. Cipolloni is a Chartered Financial Analyst.

RAYMOND J. MUNSCH

Mr. Munsch is President and Chief Operating Officer of the Adviser. He has been an Investment Management Committee member since 1998. Mr. Munsch primary responsibilities within the Investment Management Committee include research, portfolio analysis and operations, with emphasis on administration and implementation. Mr. Munsch joined the Adviser in 1998.

The Fund's Statement of Additional Information provides additional information on the Funds Investment Management Committee members, including a description of their compensation, other accounts managed by the Committee members, and the Committee members' ownership of securities in each Fund.


INVESTMENT MANAGEMENT FEES


BF
--

For the advisory services it provides to the Berwyn Fund, the Adviser receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The advisory fee payable to the Adviser by the Berwyn Fund is higher than that of many other mutual funds.

BIF
---

For its investment advisory services to the Berwyn Income Fund, the Adviser receives a fee at the annual rate of 0.50% of the Fund's average daily net assets.

BCF
---

For the advisory services it provides to the Berwyn Cornerstone Fund, the Adviser receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The advisory fee payable to the Adviser by the Berwyn Cornerstone Fund is higher than that of many other mutual funds.


GENERAL INFORMATION REGARDING THE INVESTMENT ADVISORY CONTRACTS


Under the contracts between the Funds and the Adviser, the Adviser provides the Funds with investment management services. These services include advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of the Funds. Each Fund is permitted to pay brokerage commissions to brokers who are affiliated with the Adviser or the Funds. In addition, employees of the Adviser manage the daily operations of the Funds under the supervision of the Board of Trustees.

Under each contract the Adviser's fee will be reduced in any fiscal year by the amount necessary to prevent the respective Fund's expenses (excluding taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of the Adviser's fee payable by the respective fund) from exceeding 2% of the average daily net assets of that Fund. In any month that a Fund's expenses exceed 2%, the Adviser's fee for the respective Fund will be reduced so that such expenses do not exceed 2% of the average daily net assets for the respective Fund. In addition the contracts provide that the Adviser is not responsible for expenses exceeding its advisory fee payable under the respective contracts. However, the Adviser is voluntarily reimbursing BCF for its expenses exceeding the amount of its advisory fee payable in order to maintain BCF's Total Fund Operating Expenses at 2%. The Adviser may, however, discontinue payment of BCF's expenses at any time.

In the event that the net assets of the Funds exceed $100 million, the expense limitation will be reduced to 1.5% of the average daily net assets of each Fund. This provision has not reduced the Adviser's fee for BF since 1985, for BIF since 1988, and has never for BCF.

In 2004, BF's ratio of total annual operating expenses to average net assets was 1.20%.

In 2004 BIF total annual operating expenses amounted to 0.64% the average daily net assets of BIF.

In 2004 BCF's expense ratio was 1.99%. Without the waiver and expense payments the ratio would have been 5.46%.



PORTFOLIO HOLDINGS AND DISCLOSURE POLICY


A description of the Trust's policies and procedures with respect to the disclosure of the Funds portfolio securities is available in the SAI.

SHAREHOLDER INFORMATION

BUYING SHARES
-------------

You may buy shares of any Fund of the Trust without a sales charge. The price for a share of a Fund is the Fund's net asset value per share (NAV). Your order will be priced at the next NAV calculated after the Fund's Transfer Agent, Ultimus Fund Solutions, LLC ("Ultimus"), receives your order in good form. The Trust also has arrangements that permit third parties to accept orders for shares of a Fund on the Trust's behalf, so that investors can receive the NAV calculated after the order is received in good order by the third party.

The NAV is calculated as of the close of trading on the New York Stock Exchange (the Exchange) (4:00 p.m. Eastern Time) every day the Exchange is open. If your order is received by the Transfer Agent after the close of trading, your order will be priced at the next business day's NAV. Currently, the Exchange is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The NAV is determined by dividing the value of a Fund's securities, cash and other assets, minus all liabilities, by the number of shares outstanding. The Fund's securities are valued each day at their market value, which usually means the last quoted sales price on a security's principal exchange. Securities not traded on the valuation date and securities not listed are valued at the last quoted bid price. All other securities, including securities in which the quotations are considered to be unreliable due to significant market or other events are priced at their fair value as determined in good faith pursuant to procedures adopted by the Trust's Board of Trustees.

Each Fund may at times invest a portion of its assets in other open-end management investment companies registered under the Investment Company Act of 1940. When calculating each Fund's NAV the respective Fund will use the net asset value as reported by the registered open-end management investment company. The value, as determined by the registered open-end management investment company, may be based on fair value pricing, to understand the fair value pricing process used by the registered open-end management investment companies please consult their most current prospectus.

MINIMUM INVESTMENT
------------------

o The minimum initial investment for shares of a Fund is $3,000 per investor. This investment may be divided by a single investor among different investment accounts in a single Fund or among accounts in more than one of the Funds that total $3,000 in the aggregate. Subsequent investments must be at least $250.

o For an Individual Retirement Account (IRA), the minimum initial investment is $1,000. The minimum initial investment for a spousal IRA is $250. Subsequent investments in IRA accounts must be at least $250. There are no minimum investment requirements for an investment by a pension or profit sharing plan or a custodial account established for the benefit of a minor.


The Trust has an Automatic Investment Plan under which an investor may have money transferred from the investor's checking account to the investor's account in the Trust. If you wish to use this plan, please contact the Trust's Transfer Agent at (800) 992-6757 for further information.


EXCHANGE OF SHARES
------------------

o You may exchange your shares of one Fund for shares of another Fund of the Trust. The initial minimum of $3,000 for the Trust must be met ($1,000 for IRAs and no minimum initial investment for pension or profit sharing plans or custodial accounts for minors).


o You may request an exchange by calling (800) 992-6757 between 8:30 a.m. and 5:30 p.m. Eastern Time on any business day or by writing to the Trust's Transfer Agent, Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246-0707.


o You will only be permitted to exchange shares in your account for shares of one of the other Funds of the Trust four times in any twelve-month period. The Trust reserves the right to amend or change the exchange privilege upon 60 days' notice to shareholders. Exchanges will be subject to a redemption fee if made within six months of purchase.

REDEEMING SHARES
----------------

o You may redeem your shares at any time. The shares will be redeemed at the next NAV calculated after the Trust's Transfer Agent has received the redemption request. You may redeem your shares by sending a written request, signed by the account owner(s) and stating the name of the account, the account number and the Fund name, to the Trust's Transfer Agent. If you have selected the telephone redemption option on your application, you may redeem up to $25,000 worth of shares by calling the Transfer Agent at (800) 992-6757 on any business day between the hours of 8:30 a.m. and 5:30 p.m. Eastern Time to receive that day's NAV. The Trust will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions. If the shares redeemed over a 30-day period have a value of more than $25,000, your signature must be guaranteed by eligible guarantor institution, including banks, broker and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. If the name(s) or address on your account has been changed within the previous 30 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed.


o The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, as amended, under which the Funds of the Trust are obligated to redeem the shares of any shareholder solely in cash up to the lesser of 1% of the net asset value of the Fund or $250,000 during any 90-day period. Should any shareholder's redemption exceed this limitation, the Fund can, at its option, redeem the excess in cash or in portfolio securities selected solely by the Series (and valued as in computing NAV). In such a redemption in portfolio securities, an investor selling such securities received in the redemption would probably incur brokerage charges and there can be no assurance that the prices realized by an investor upon the sale of such securities will not be less than the values used in computing NAV for the purpose of such redemption.

o Generally, there is no sales charge for redeeming shares. However, to discourage short term trading, the Funds charge a 1% redemption fee on shares held for less than six months. The fee is charged on the proceeds of the redemption. The fee is paid to the Fund from which the shares were redeemed and included in its net assets for the benefit of the remaining shareholders. This fee is waived where the shares of the Fund are offered as an option in a 401(K) or other retirement program. The fee is also waived if an investor establishes a systematic withdrawal plan when opening an account or if an investor is taking a required minimum distribution from an IRA. The Trust reserves the right to waive the redemption fee in specified circumstances.

Shareholders may buy and sell shares of the Funds through broker dealers who may charge a fee for such service. In addition, if a shareholder redeems shares through the Transfer Agent and requests that the proceeds be wired to the shareholder, the Transfer Agent may charge the shareholder a wiring fee.


ABUSIVE TRADING PRACTICES
-------------------------


The Funds have been designed as a long-term investments and not as frequent or short-term trading ("market timing") options. The Funds discourage frequent purchases and redemptions. Accordingly, the Board of Trustees has adopted policies and procedures in an effort to detect and prevent market timing in the Funds. The Funds, through their service providers, monitor shareholder trading activity to ensure it complies with the Funds' policies. The Funds prepare reports illustrating purchase and redemption activity to detect market timing activity. In addition to monitoring shareholder activity, the Board of Trustees has implemented a 1.00% redemption fee on redemptions within 6 months of purchase and has placed a limit of 4 exchanges between the Funds per year. These actions, in the Boards opinion, should help reduce the risk of abusive trading in the Funds. In addition, the Funds also reserve the right to reject any purchase or exchange request that it believes to be market timing or potentially disruptive in nature. The Funds may also modify any terms or conditions of purchase of shares of a series or withdraw all or any part of the offering made by this Prospectus.

The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Adviser to implement a Fund's investment strategies. In addition to being disruptive, the risks to the Funds presented by market timing are higher expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; large asset swings that decrease a Fund's ability to maximize investment return; and potentially diluting the value of a Fund's shares. These risks can have an adverse affect on a Fund' performance.

The Funds rely on intermediaries to help enforce its market timing policies. For example, intermediaries must determine when a redemption occurs within 6 months of a purchase and must enforce the limit on the number of exchanges permitted per year. The Funds reserve the right to reject an order placed from an omnibus account. Although the Funds have taken these steps to discourage frequent purchases and redemptions of shares, the Funds cannot guarantee that such trading will not occur.

DISTRIBUTION AND TAXES

In general, if you are a taxable investor, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of a Fund or receive them in cash. Any capital gains distributed are taxable as long-term capital gains no matter how long you have owned your shares.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares of a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your shares in a Fund for shares of another Fund of the Trust, is the same as a sale.

Distributions and gains from the sale or exchange of your shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.


By law, a Fund must withhold a percentage of your taxable distributions and redemption proceeds unless you:

o    Provide your correct social security or taxpayer  identification  number,
o    Certify that this number is correct,
o    Certify that you are not subject to backup withholding,  and
o    Certify that you are a U.S. person (including a U.S. resident alien).

A Fund must also withhold if the IRS instructs it to do so.


ADMINISTRATOR


Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund's administrator, transfer agent and fund accounting agent. Management and administrative services of Ultimus include (i) providing office space, equipment and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory, compliance and reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) supervising custodial and other third party services.

The Statement of Additional Information has more detailed information about Ultimus and other service providers to the Funds.


DISTRIBUTOR


Ultimus Fund Distributors, LLC (the "Distributor") serves as the distributor of the Trust. The Distributor is located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is a wholly owned subsidiary of the Ultimus Fund Solutions, LLC, the Trust's administrator and transfer agent. Each Fund may be offered by other broker-dealers as well.

MORE INFORMATION

More information about the investments of the Berwyn Fund Series, Berwyn Income Fund Series and Berwyn Cornerstone Fund Series is available in the Annual and Semi-Annual Reports of those Series. In the Funds' Annual Report to Shareholders, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the Funds during the last fiscal year.

You can also find more detailed information about the Trust in the current Statement of Additional Information (SAI), which has been filed with the U.S. Securities and Exchange Commission (the SEC) and which is legally a part of this prospectus. You may also wish to obtain information from The Berwyn Funds' Web site (www.theberwynfunds.com).

You can find reports and other information about the Trust on the SEC Web site (WWW.SEC.GOV), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102 or by electronic request to the SEC's e-mail address: publicinfo@sec.gov. Information about the Trust, including the SAI, can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1-202-942-8090.


                              SHAREHOLDER SERVICES

                          Ultimus Fund Solutions, LLC.
                                 P.O. Box 46707
                           Cincinnati, Ohio 45246-0707

                            800-992-6757 (toll-free)


                 (Investment Company Act File Number 811-04963)

                                THE BERWYN FUNDS

                              SHAREHOLDER SERVICES
                          ULTIMUS FUND SOLUTIONS, LLC.
                                 P.O. BOX 46707
                           CINCINNATI, OHIO 45246-0707



                               BERWYN FUND SERIES
                            BERWYN INCOME FUND SERIES
                         BERWYN CORNERSTONE FUND SERIES


                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------


                                   MAY 1, 2005




This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the prospectus of The Berwyn Funds (the Trust) dated May 1, 2005 The Prospectus may be obtained by writing to the Trust at the above address or calling 1-800-992-6757. The audited financial statements of Berwyn Fund Series, Berwyn Income Fund Series and Berwyn Cornerstone Fund Series for the year ended December 31, 2004, and the report thereon of Briggs, Bunting & Dougherty, LLP, Independent Registered Public Accounting Firm, included in the 2004 Annual Report of Berwyn Fund Series, Berwyn Income Fund Series, and Berwyn Cornerstone Fund Series are incorporated by reference in this SAI The current prospectus and annual report are available without charge by calling 1-(800) 992-6757.

                                TABLE OF CONTENTS
                                -----------------


Berwyn Fund Series...........................................................

Berwyn Income Fund Series....................................................

Berwyn Cornerstone Fund Series...............................................

Discussion of Investment Advisory Contract Renewals..........................

Trustees and Officers........................................................

Code of Ethics...............................................................

Proxy Voting Policy..........................................................

Portfolio Holdings Disclosure Policy.........................................

Ownership of the Trust.......................................................

Computation of Net Asset Value...............................................

Share Purchases..............................................................

Distributor..................................................................

Redemption of Shares.........................................................

Calculation of Performance Data..............................................

General Information..........................................................

Distribution and Taxes.......................................................

Financial Statements.........................................................

Appendix A - Standard & Poor's Bond Ratings

Appendix B - Moody's Bond Ratings

                               BERWYN FUND SERIES
                               ------------------

                      INVESTMENT POLICIES AND RISK FACTORS
                      ------------------------------------

(See also "Investment Objective, Principal Investment Strategies and Related Risks " for Berwyn Fund Series in the Trust's Prospectus.)

Berwyn Fund Series (BF) is a no-load, non-diversified series of shares of The Berwyn Funds, an open-end management investment company, that seeks long term capital appreciation by investing in common stocks and fixed income securities that offer a potential for capital appreciation. Current income is a secondary consideration.

Under normal market conditions, BF invests at least 80% of the value of its net assets in common stocks. BF invests in common stocks that The Killen Group, Inc. (the Adviser) considers to be selling at undervalued prices. These are stocks selling substantially below their book value or at a low valuation to present earnings or are stocks of companies, judged by the Adviser, to have above average growth prospects and to be selling at a small premium to book value or at modest valuation to their present earnings level. The investment approach of BF may be deemed contrarian in that it may lead BF to select stocks not recommended by other investment advisers or brokerage firms.

BF may invest more than 5% of its assets in iShares Funds, an Exchange Traded Fund (ETF). ETFs are shares of open-end management investment companies that invest in portfolios designed to replicate various indices and trade on exchanges in the same manner as stocks.


BF, however, will not make new investments in iShares Funds that would cause their total value to exceed 10% of the Fund's net assets. When BF invests in iShares Funds or other ETFs, BF will pay a management fee on the money so invested, in addition to its operating expenses. As of December 31, 2004, BF had no investment in ETFs.



While the portfolio of BF emphasizes common stocks, BF may also invest up to 20% of the value of its net assets in fixed income securities. The fixed income securities in which BF invests are corporate bonds and preferred stocks. BF selects fixed income securities that, in the judgment of the Adviser, have a potential for capital appreciation due to a decline in prevailing interest rates. Some of the fixed income securities may be convertible into common stock.


There are no restrictions on the Adviser as to the investment rating a fixed income security must have in order to be purchased. BF may purchase fixed income securities in any rating listed by Standard & Poor's Ratings Group (Standard & Poor's) and Moody's Investors Service, Inc. (Moody's). (See Appendices A and B for Standard & Poor's and Moody's definitions of Bond ratings.) This means that BF may invest up to 20% of the value of its net assets in high yield, high risk corporate debt securities that are commonly referred to as "junk bonds." These are corporate debt securities that are rated lower than BBB by Standard & Poor's and Baa by Moody's. These securities have a low rating due to the fact that the issuers of the securities are not considered as creditworthy as the issuers of investment grade bonds. There is the risk that the issuer of a lower rated security may default in the payment of interest and principal. On the whole, these lower rated securities are considered speculative investments. As of December 31, 2004, BF had no assets invested in lower rated corporate debt securities.


BF may, for temporary defensive purposes, invest all or a portion of its assets in no-load money market funds, savings accounts or certificates of deposit of domestic banks with assets in excess of $1,000,000, commercial paper with the rating of A-l and P-1, as defined in Standard & Poor's and Moody's Commercial Paper Ratings, respectively), repurchase agreements, U.S. Treasury bills, notes and bonds, or cash.

Investment by BF in a no-load money market fund will result in BF paying a management fee and other fund expenses on the money invested in such fund in addition to the operating expenses of BF.


BF may also invest in Real Estate Investment Trusts (REITs). REITs are companies that invest in real estate, long and short term mortgages and construction loans. REITs normally do not pay federal income tax but distribute their income to their shareholders who become liable for the tax. Some REITs own properties and earn income from leases and rents. These types of REITs are termed Equity REITs. Other REITs hold mortgages and earn income from interest payments. These REITs are termed Mortgage REITs. Finally, there are Hybrid REITs that own properties and hold mortgages. BF may invest in any of the three types of REITs and may purchase the common stocks, preferred stocks or bonds issued by REITs. BF invests in REITs that generate income and have a potential for capital appreciation. There are risks in investing in REITs. The property owned by a REIT could decrease in value and the mortgages and loans held by a REIT could become worthless. The Adviser, however, monitors the investment environment and BF's investments as a means of controlling exposure to these risks. As of December 31, 2004, BF had 2.9% of its net assets invested in REITs.

BF may also invest in repurchase agreements. In a repurchase agreement, a seller of securities, usually a banking institution or securities dealer, sells securities to BF and agrees with BF at the time of sale to repurchase the securities from BF at a mutually agreed upon time and price. BF intends to enter into repurchase agreements only with established banking institutions that deal in U.S. Treasury bills and notes. BF intends to invest mostly in overnight repurchase agreements. BF will only invest up to 5% of its net assets in repurchase agreements. In the event of the bankruptcy of the seller of a repurchase agreement or the failure of a seller to repurchase the underlying securities as agreed upon, BF could experience losses. Such losses could include a possible decline in the value of the underlying securities during the period while BF seeks to enforce its rights thereto and a possible loss of all or part of the income from such securities. BF would also incur additional expenses enforcing its rights. As of December 31, 2004, BF had no assets invested in repurchase agreements.


                             INVESTMENT RESTRICTIONS
                             -----------------------

The investment restrictions set forth below are fundamental policies of BF. Fundamental policies may not be changed without approval by vote of a majority of BF's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the 1940 Act), such approval requires the affirmative vote at a meeting of shareholders of the lesser of (a) more than 50% of BF's outstanding shares, or (b) at least 67% of shares present or represented by proxy at the meeting, provided that the holders of more than 50% of BF's outstanding shares are present in person or represented by proxy.

When investing its assets, BF will not:

     (1) purchase more than 10% of the outstanding voting securities of a single issuer;

     (2) invest more than 25% of the value of its total assets in any one industry;

     (3) lend money, provided that for purposes of this restriction, the acquisition of publicly distributed corporate bonds, and investment in U.S. government obligations, short-term commercial paper, certificates of deposit and repurchase agreements shall not be deemed to be making a loan;

     (4) buy or sell real estate, real estate mortgage loans, commodities, commodity futures contracts, puts, calls and straddles;

     (5) underwrite securities of other issuers, except as BF may be deemed to be an underwriter under the Securities Act of 1933, as amended (the 1933
     Act) in connection with the purchase and sale of portfolio securities in accordance with its objectives and policies;

     (6)  make short sales or purchase securities on margin;

     (7) borrow money, except that BF may borrow up to 5% of the value of its total assets at the time of such borrowing from banks for temporary or emergency purposes (the proceeds of such loans will not be used for investment or to purchase securities, but will be used to pay expenses);

     (8)  invest for the purposes of exercising control or management;

     (9) invest in restricted securities (securities that must be registered under the 1933 Act before they may be offered and sold to the public);

     (10) participate in a joint investment account; and

     (11) issue senior securities.

In addition, BF has the following restrictions:

     (1) With respect to 50% of its assets, BF will not at time of purchase invest more than 5% of its gross assets, at market value, in the securities of any one issuer (except the securities of the United States government); and

     (2) With respect to the other 50% of its assets, BF will not invest at the time of purchase more than 15% of the market value of its total assets in any single issuer.

BF has also adopted certain investment restrictions that are not fundamental policies. These restrictions are that (i) BF will not invest in real estate limited partnerships or in oil, gas or other mineral leases, and (ii) BF's investments in warrants will not exceed 5% of BF's net assets. Restrictions that are not fundamental may be changed by a vote of the majority of the Board of Trustees, but if any of these nonfundamental restrictions are changed, BF will give shareholders at least sixty days' written notice.

                        INVESTMENT ADVISORY ARRANGEMENTS
                        --------------------------------

(See also "Management and Organization" in the Trust's Prospectus.)

The Killen Group, Inc. is the investment adviser to BF. Robert E. Killen is Chairman, Chief Executive Officer (CEO), sole shareholder and a Director of the Adviser. In addition, Robert E. Killen is President and Chairman of the Board of Trustees of the Trust.

The Adviser provides BF with investment management services. Under the Contract for Investment Advisory Services between the Trust, on behalf of BF, and the Adviser (the Contract), dated April 28, 1999, the Adviser provides BF with advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of BF. In addition, employees of the Adviser oversee and coordinate BF's other service providers, including the administrator, fund accountant, transfer agent and custodian.

The Contract of BF must also be approved annually by a majority of Trustees who are not parties to the Contract or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval. BF may terminate the Contract on sixty days' written notice to the Adviser, without payment of any penalty, provided such termination is authorized by the Board of Trustees or by a vote of a majority of the outstanding voting securities of BF. The Adviser may terminate the Contract on sixty days' written notice to BF without payment of any penalty. The Contract will be automatically and immediately terminated in the event of its assignment by the Adviser.

As compensation for its investment management services to BF under the Contract, the Adviser is entitled to receive monthly compensation at the annual rate of 1% of the average daily net assets of BF. The fee is computed daily by multiplying the net assets for a day by 1% and dividing the result by 365. At the end of the month, the daily fees are added and the resulting sum is paid to the Adviser.


BF paid the Adviser $667,361 in fees in 2004, $361,302 in fees in 2003 and $408,124 in fees in 2002.


                               EXPENSE LIMITATION
                               ------------------

The Contract provides that the Adviser's fee payable by BF will be reduced in any fiscal year by the amount necessary to prevent BF's expenses (excluding taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of the Adviser's fee payable by BF) from exceeding 2% of the average daily net assets of BF. In any month that BF expenses exceed 2%, the Adviser's fee will be reduced so that expenses and liabilities will be 2%. Although BF expects to maintain expenses within 2% of its average daily net assets, the Adviser will not be responsible for additional expenses exceeding its advisory fee payable by BF. In the event that the net assets of BF exceed $100 million, the expense limitation will be reduced to 1.5% of the average daily net assets of BF. The expense limitation has not reduced the Adviser's fee since 1985. In 2004, BF's ratio of total annual operating expenses to average net assets was 1.20%.

INVESTMENT MANAGEMENT COMMITTEE

OTHER ACCOUNTS MANAGED

The Investment Management Committee members (the "Committee") also may be responsible for the day-to-day management of other accounts, as indicated by the following table. Mr. Robert Killen, individually, manages one account that has an investment advisory fee based on the performance of the account. None of the other accounts noted below has an advisory fee based on the performance of the account.


Other Accounts Managed (As of December 31, 2004)

----------------------------------------------------------------------------------------------------------------------
 Name of Investment      Type of Accounts              Total #   Total Assets       # of Accounts   Total Assets that
 Committee Members                                       of                          Managed that      Advisory Fee
                                                       Accounts                      Advisory Fee       Based on
                                                       Managed                        Based on         Performance
                                                                                     Performance
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Lee Grout             Registered Investment Co.:          3      $323 million             0                 0
                      Other Pooled Inv. Vehicles:         1      $2.6 million             0                 0
                      Other Accounts:                    246     $151 million             0                 0
----------------------------------------------------------------------------------------------------------------------
Edward Killen         Registered Investment Co.:          3      $323 million             0                 0
                      Other Pooled Inv. Vehicles:         1      $2.6 million             0                 0
                      Other Accounts:                    246     $151 million             0                 0
----------------------------------------------------------------------------------------------------------------------
Robert Killen         Registered Investment Co.:          3      $323 million             0                 0
                      Other Pooled Inv. Vehicles:         2      $6 million               1           $3.4 million
                      Other Accounts:                    246     $151 million             0                 0
----------------------------------------------------------------------------------------------------------------------
George Cipolloni      Registered Investment Co.:          3      $323 million             0                 0
                      Other Pooled Inv. Vehicles:         1      $2.6 million             0                 0
                      Other Accounts:                    246     $151 million             0                 0
----------------------------------------------------------------------------------------------------------------------
Raymond Munsch        Registered Investment Co.:          3      $323 million             0                 0
                      Other Pooled Inv. Vehicles:         1      $2.6 million             0                 0
                      Other Accounts:                    246     $151 million             0                 0
----------------------------------------------------------------------------------------------------------------------

POTENTIAL CONFLICTS OF INTEREST

The Adviser does not believe any material conflicts of interest exist as a result of the Committee members managing BF and managing the other accounts noted above. The investment strategies of BF and the other accounts managed by Committee members do not materially conflict in any way.

There will be times when the Adviser may recommend purchases and/or sales of the same portfolio securities for BF and its other clients. In such circumstances, it will be the policy of the Adviser to allocate purchases and sales among BF and its other clients in a manner which the Adviser deems equitable, taking into consideration such factors as size of accounts, concentration of holdings, investment objectives, tax status, cash availability, purchase costs, holding periods and other pertinent factors relative to each account. Simultaneous transactions could adversely affect the ability of BF to obtain or dispose of the full amount of a security which it seeks to purchase or sell or the price at which such security can be purchased or sold.

The Adviser, in an effort to further reduce the potential for conflicts of interest, amended its Code of Ethics prohibiting certain purchases and sales, by designated employees, of securities held by or being considered by a Fund. For more information on the Code of Ethics for the Trust, the Adviser, and Berwyn Financial Corp. please visit the SEC website at www.sec.gov.

COMPENSATION

Compensation of Committee members includes a fixed salary plus a profit sharing program. Profit sharing is based upon the profitability of the Adviser which is, in part, dependent upon the value of the total assets under management, including Fund assets. The Adviser offers a 401-K plan whereby the Committee members, as well as all employees of the Adviser, may elect to contribute up to the legal limit and the Adviser will match any contribution up to a fixed percentage.

DISCLOSURE OF SECURITIES OWNERSHIP

The following table indicates the dollar range of securities of each Fund beneficially owned by the Committee members as of December 31, 2004, the Funds most recent fiscal year end.

----------------------------------------------------------------------------------------------------------------------
          Name of                    Fund Shares Beneficially Owned                Dollar Value of Fund Shares
 Investment Committee Members                                                           Beneficially Owned
----------------------------------------------------------------------------------------------------------------------
Lee Grout                                Berwyn Fund Series                                  $1-$10,000
                                         Berwyn Income Fund                                     None
                                         Berwyn Cornerstone Fund                                None
----------------------------------------------------------------------------------------------------------------------
Edward Killen                            Berwyn Fund Series                               $50,001-$100,000
                                         Berwyn Income Fund                                  $1-$10,000
                                         Berwyn Cornerstone Fund                           $10,001-$50,000
----------------------------------------------------------------------------------------------------------------------
Robert Killen                            Berwyn Fund Series                                Over $1,000,000
                                         Berwyn Income Fund                              $500,001-$1,000,000
                                         Berwyn Cornerstone Fund                          $100,001-$500,000
----------------------------------------------------------------------------------------------------------------------
George Cipolloni                         Berwyn Fund Series                                     None
                                         Berwyn Income Fund                                     None
                                         Berwyn Cornerstone Fund                                None
----------------------------------------------------------------------------------------------------------------------
Raymond Munsch                           Berwyn Fund Series                                  $1-$10,000
                                         Berwyn Income Fund                                     None
                                         Berwyn Cornerstone Fund                                None
----------------------------------------------------------------------------------------------------------------------


                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
                ------------------------------------------------

Subject to policy established by the Trust's Board of Trustees, the Adviser is responsible for BF's portfolio decisions and the buying and selling of BF's portfolio securities. In executing such transactions, the Adviser seeks to obtain the best net results for BF, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities and capabilities of the firm involved. While the Adviser generally seeks reasonably competitive commission rates, the Adviser is authorized to pay a broker a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker that effects the transaction.

The Adviser may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services, which in the opinion of the Board, are reasonable and necessary to the decision-making responsibilities of the Adviser for BF. The services provided by these brokerage firms may also be used in dealing with the portfolio transactions of the Adviser's other clients and not all such services may be used by the Adviser in connection with BF. These services may include economic studies, industry studies, security analysis or reports, sales literature of BF's portfolio securities and statistical services furnished either directly to BF or to the Adviser. No effort is made in any given circumstance to determine the value of these materials or services or the amount by which they might have reduced expenses of the Adviser.

The Board has adopted procedures pursuant to Rule 17e-1 under the 1940 Act that permit portfolio transactions to be executed through an affiliated broker. Berwyn Financial Services (BFS) is the affiliated broker that BF used to execute portfolio transactions in 2004, 2003 and 2002.

BFS is affiliated with BF because certain Officers and a Trustee of the Trust and certain Directors and Officers of the Adviser are Officers, Directors and Shareholders of BFS.


In 2004, 2003 and 2002, respectively, BF paid a total of $143,367, $63,104 and $103,641 in commissions to BFS. These figures represent 68%, 83% and 81% of the total commissions paid by BF, respectively. The percentage of BF's aggregate dollar amount of transactions involving the payment of commissions effected through BFS was 69% in 2004, 80% in 2003 and 76% in 2002. BF paid total brokerage commissions of $210,178 in 2004, $75,690 in 2003 and $128,092 in 2002.

The amount of commissions paid by BF in 2004 was higher than the amount of commissions paid in 2003. The increase was due to the fact that the net assets of BF increased during the years and the amount of trading increased.




                            BERWYN INCOME FUND SERIES
                            -------------------------

                      INVESTMENT POLICIES AND RISK FACTORS
                      ------------------------------------

(See also "Investment Objectives, Principal Investment Strategies and Related Risks" for the Berwyn Income Fund Series in the Trust's Prospectus.)

Berwyn Income Fund Series (BIF) is a no-load, diversified series of shares of The Berwyn Funds, an open-end, management investment company. Its investment objective is to provide investors with current income while seeking to preserve capital by taking what BIF considers to be reasonable risks. In pursuing its investment objective, BIF may also offer, as a secondary consideration, the potential for capital appreciation. To achieve its objective, BIF invests in investment grade corporate debt securities, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including mortgage-backed securities, high yield, high risk corporate debt securities (also known as junk bonds), unrated corporate debt securities, investment grade asset-backed securities, investment grade municipal bonds, and preferred and common stocks. The Adviser determines the percentage of each category of securities to purchase and hold based upon the prevailing economic and market conditions. This means that BIF may invest up to 100% of its net assets in high yield, high risk corporate debt securities. BIF, however, may not invest in common stocks when the value of the common stocks in BIF's portfolio equals or exceeds 30% of the value of BIF's net assets.

Securities rated BBB or higher by Standard & Poor's Rating Group (S&P) or Baa or higher by Moody's Investors Service, Inc. (Moody's) are considered investment grade corporate debt securities. Securities rated lower than BBB or Baa by these services are considered high yield securities. Appendices A and B list the definitions of the S&P and Moody's bond ratings.

BIF may invest in fixed income securities that are not rated. BIF will invest only in unrated securities that have a creditworthiness, in the opinion of the Adviser, that is equal to or better than the creditworthiness of fixed income securities with S&P ratings of CC or Moody's ratings of Caa.

BIF may also purchase certain debt securities that have not been registered with the U.S. Securities and Exchange Commission (the SEC) under the Securities Act of 1933, as amended.

There are risks associated with investing in Rule 144A Securities. The securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities. Although Rule 144A Securities may be resold in negotiated transactions, the price realized from these sales could be less than the price originally paid by BIF or less than what may be considered the fair value of such securities. Furthermore, if such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, BIF may be required to bear the expense of registration.

In an effort to minimize the risks associated with these securities, BIF will purchase only Rule 144A Securities of companies that have publicly traded securities outstanding, have been in business a minimum of five years, and have a market capitalization of at least $100 million. Finally, BIF will purchase Rule 144A Securities only in situations where the Adviser has a reasonable expectation that the securities will be registered with the SEC within six months.

In addition to corporate debt securities, BIF may invest in the securities issued or guaranteed by the U.S. Government and its agencies, asset-backed and mortgage-backed securities and municipal bonds and in preferred and common stocks. The securities of the U.S. Government in which BIF invests are U.S. Treasury bonds and notes. BIF may also purchase debt securities, including mortgage-backed securities issued by U.S. Government agencies or by an instrumentality of the U.S. Government. Some of the U.S. Government agencies that issue or guarantee securities include, among others, the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and the Tennessee Valley Authority. An instrumentality of the U. S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal National Mortgage Association.

U.S. Treasury bonds and notes are backed by the full faith and credit of the U.S. Government. Securities issued by U.S. Government agencies or instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, an investor must look to the specific issuing agency or instrumentality for repayment.

Asset-backed securities are fixed income debt securities that represent partial ownership interests in pools of consumer or commercial loans, such as motor vehicle installment sales contracts, credit card receivables or trade receivables. Asset-backed securities are generally issued by special purpose entities, such as Trusts, but their ultimate value is dependent upon the repayment of the underlying borrowers.

Mortgage-backed securities are fixed income debt securities that represent ownership in large, diversified pools of mortgage loans. The pools generally contain mortgages of similar rates and terms and are structured as pass-throughs, meaning the monthly payments of principal and interest from the underlying mortgage loans are passed through to the investor. Most mortgage-
backed securities are issued by and/or guaranteed by an agency of the U.S. government, Government National Mortgage Association (Ginnie Mae), or by government sponsored enterprises, such as the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie
Mac). They may also be issued by private entities and backed by either residential or commercial mortgages.

Municipal bonds are interest bearing securities issued by state and local governments to support their financial needs or to finance public projects. The interest on municipal bonds is exempt from Federal income taxes and, in some cases, from state and local taxes. As a result of this tax-exempt feature, municipal bonds generally yield less than corporate bonds of comparable maturity and credit quality.

There are risks to investment in these securities. Asset-backed and mortgage-backed securities are subject to prepayment risk, the risk that loans that form the pools will be paid prior to maturity. This risk makes it difficult to predict the actual life of the security. During periods of falling interest rates, prepayments may accelerate, subjecting the Fund to the risk of reinvesting the proceeds at lower interest rates. During periods of rising interest rates, the prices of asset-backed and mortgage-backed securities may decline due to a slowdown in prepayments and subsequent lengthening of maturities. Although generally rated investment grade, these securities could become illiquid or experience losses if borrowers default or if guarantors or insurers default.

Municipal bonds, like most other debt securities, are subject to interest rate risk, call risk and credit risk. During periods of rising interest rates the prices of municipal bonds will likely decline. Should interest rates decline many municipal bonds are subject to call risk, meaning they may be retired prior to their final maturity and the Fund would have to reinvest the proceeds at lower interest rates. Municipal bonds are also subject to credit risk, the risk that the issuer will default and not be able to pay interest on the principal. In some instances, the payment of interest, and principal on a bond issue is tied directly to a particular project's revenues. In such cases, the credit risk may be greater than that of the governmental entity issuing the bonds. In addition to the above risks, municipal bonds may be subject to illiquidity risks in that many municipal bond offerings are relatively small in size and, as a result of the special local nature of the bond issue, have limited interest among investors.

BIF invests in preferred stocks that, in the opinion of the Adviser, are offering an above average yield in comparison to preferred stocks of the same quality or in preferred stocks offering a potential for capital appreciation. BIF may also purchase preferred stocks that are restricted securities subject to the limitations under Rule 144A described above.

BIF invests in common stocks that it considers to be selling at undervalued prices. The investment approach of BIF may be deemed "contrarian" in its selection of common stocks due to the fact that this approach may lead BIF to select stocks not recommended by other investment advisers or brokerage firms. BIF, however, will purchase only common stocks that pay cash dividends and will not purchase additional common stocks when common stocks comprise 30% or more of BIF net assets.

BIF may invest more than 5% of its assets in iShares Funds, an Exchange Traded Fund (ETF). ETFs are shares of open-end management investment companies that invest in portfolios designed to replicate various indices and trade on exchanges in the same manner as stocks.


BIF, however, will not make new investments in iShares Funds that would cause their total value to exceed 15% of the Fund's net assets. When BIF invests in iShares Funds or other ETFs, BIF will pay a management fee on the money so invested, in addition to its operating expenses. As of December 31, 2004, BIF had 1.7% of its net assets invested in ETF's.

BIF also invests in Real Estate Investment Trusts (REITs). REITs are companies that invest in real estate, long and short term mortgages and construction loans. BIF will invest in the common stocks, preferred stocks and bonds issued by REITs. BIF, however, will not invest in REITs when the value of the securities of the REITs in BIF's portfolio is equal to greater than 15% of BIF's net assets. As of December 31, 2004, BIF had 5.9% of its net assets invested in the securities of REITs.


Investment by BIF in a no-load money market fund will result in BIF paying a management fee and other fund expenses on the money invested in such fund in addition to the operating expenses of BIF.


BIF may invest in repurchase agreements. In a repurchase agreement, a seller of securities, usually a banking institution or securities dealer, sells securities to BIF and agrees with BIF at the time of sale to repurchase the securities from BIF at a mutually agreed upon time and price. BIF intends to enter into repurchase agreements only with established banking institutions that deal in U.S. Treasury bills and notes. BIF intends to invest mostly in overnight repurchase agreements. In the event of bankruptcy of the seller of a repurchase agreement or the failure of the seller to repurchase the underlying securities as agreed upon, BIF could experience losses. Such losses could include a possible decline in the value of the underlying securities during the period while BIF seeks to enforce its rights thereto and a possible loss of all or part of the income from such securities. BIF would also incur additional expenses enforcing its rights. As of December 31, 2004, BIF had no assets invested in repurchase agreements.



                             INVESTMENT RESTRICTIONS
                             -----------------------

The investment restrictions set forth below are fundamental policies of BIF. Fundamental policies may not be changed without approval by vote of a majority of BIF outstanding voting securities. Under the Investment Company Act of 1940, as amended (the 1940 Act), such approval requires the affirmative vote at a meeting of shareholders of the lesser of (a) more than 50% of BIF outstanding shares, or (b) at least 67% of the shares present or represented by proxy at a meeting of shareholders provided that the holders of more than 50% of BIF's outstanding shares are present in person or represented by proxy.




When investing its assets, BIF will not:

     (1) invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, debt or preferred stock of any one issuer. This restriction does not apply to obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities; (2) invest more than 25% of the value of its total assets in the securities of issuers in any one industry;

     (3) lend money, provided that for purposes of this restriction, the acquisition of publicly distributed corporate bonds, and investment in U.S. government obligations, short-term commercial paper, certificates of deposit and repurchase agreements shall not be deemed to be the making of a loan;

     (4) buy or sell real estate and real estate mortgage loans, commodities, commodity futures contracts, puts, calls and straddles;

     (5) underwrite securities of other issuers, except as BIF may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities in accordance with its objectives and policies;

     (6) make short sales or purchase securities on margin;

     (7) borrow money, except that BIF may borrow up to 5% of the value of its total assets at the time of such borrowing from banks for temporary or emergency purposes (the proceeds of such loans will not be used for investment or to purchase securities, but will be used to pay expenses);

     (8) invest for the purposes of exercising control or management;

     (9) invest in restricted securities (securities that must be registered under the Securities Act of 1933, as amended, before they may be offered and sold to the public, except that BIF will be permitted to purchase restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended);

     (10) participate in a joint investment account; and

     (11) issue senior securities.

BIF has also adopted certain investment restrictions that are not fundamental policies. These restrictions are that BIF will not invest in real estate limited partnerships or oil, gas or other mineral leases and any investments in warrants will not exceed 5% of BIF net assets. Restrictions that are not fundamental policies may be changed by a vote of the majority of the Board of Trustees. If any of these non-fundamental restrictions are changed, however, BIF will give shareholders at least 60 days' written notice.

                        INVESTMENT ADVISORY ARRANGEMENTS
                        --------------------------------

(See also "Management and Organization" in the Trust's Prospectus.)

The Killen Group, Inc., is the investment adviser (the "Adviser") to the Fund. Robert E. Killen is Chairman, CEO, sole shareholder and a Director of the Adviser. He is also President and Chairman of the Board of Trustees of the Trust.

The Adviser provides BIF with investment management services. Under the Contract for Investment Advisory Services between the Trust, on behalf of BIF, and the Adviser (the Contract), dated April 28, 1999, the Adviser provides BIF with advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of the BIF's resources. In addition, employees of the Adviser oversee and coordinate BIF's other service providers, including the administrator, fund accountant, transfer agent and custodian.

The Contract must be approved annually by a majority of Trustees who are not parties to the Contract or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval. BIF may terminate the Contract on sixty days' written notice to the Adviser, without payment of any penalty, provided such termination is authorized by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the BIF. The Adviser may terminate the Contract on sixty days' written notice to the BIF without payment of any penalty. The Contract will be automatically and immediately terminated in the event of its assignment by the Adviser.

As compensation for its investment management services to BIF under the Contract, the Adviser is entitled to receive monthly compensation at the annual rate of 0.50% of the average daily net assets of the BIF. The fee is computed daily by multiplying the net assets for a day by the appropriate percentage and dividing the result by 365. At the end of the month, the daily fees are added and the sum is paid to the Adviser.


BIF paid the Adviser $834,532 in fees in 2004, $561,699 in fees in 2003 and $297,658 in fees in 2002.


                               EXPENSE LIMITATION
                               ------------------


The Contract provides that the Adviser's fee payable by BIF will be reduced in any fiscal year by the amount necessary to prevent BIF's expenses (excluding taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of the Adviser's fee payable by BIF) from exceeding 2% of the average daily net assets of BIF. In any month that BIF expenses exceed 2%, the Adviser's fee will be reduced so that BIF's expenses will be 2%. Although BIF expects to maintain expenses within 2% of its average daily net assets, the Adviser will not be responsible for additional expenses exceeding its advisory fee payable by BIF. In the event that the net assets of BIF exceed $100 million, the expense limitation will be reduced to 1.5% of the average daily net assets of BIF. The expense limitation has not reduced the Adviser's fee since 1988. In 2004 BIF total annual operating expenses amounted to 0.64% the average daily net assets of BIF.

INVESTMENT MANAGEMENT COMMITTEE

OTHER ACCOUNTS MANAGED

The Investment Management Committee members (the "Committee") also may be responsible for the day-to-day management of other accounts, as indicated by the following table. Mr. Robert Killen, individually, manages one account that has an investment advisory fee based on the performance of the account. None of the other accounts noted below has an advisory fee based on the performance of the account.

Other Accounts Managed (As of December 31, 2004)

----------------------------------------------------------------------------------------------------------------------
 Name of Investment        Type of Accounts            Total #   Total Assets      # of Accounts    Total Assets that
 Committee Members                                       of                         Managed that      Advisory Fee
                                                       Accounts                      Advisory Fee        Based on
                                                       Managed                         Based on        Performance
                                                                                     Performance
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Lee Grout             Registered Investment Co.:          3      $323 million             0                 0
                      Other Pooled Inv. Vehicles:         1      $2.6 million             0                 0
                      Other Accounts:                    246     $151 million             0                 0
----------------------------------------------------------------------------------------------------------------------
Edward Killen         Registered Investment Co.:          3      $323 million             0                 0
                      Other Pooled Inv. Vehicles:         1      $2.6 million             0                 0
                      Other Accounts:                    246     $151 million             0                 0
----------------------------------------------------------------------------------------------------------------------
Robert Killen         Registered Investment Co.:          3      $323 million             0                 0
                      Other Pooled Inv. Vehicles:         2      $6 million               1           $3.4 million
                      Other Accounts:                    246     $151 million             0                 0
----------------------------------------------------------------------------------------------------------------------
George Cipolloni      Registered Investment Co.:          3      $323 million             0                 0
                      Other Pooled Inv. Vehicles:         1      $2.6 million             0                 0
                      Other Accounts:                    246     $151 million             0                 0
----------------------------------------------------------------------------------------------------------------------
Raymond Munsch        Registered Investment Co.:          3      $323 million             0                 0
                      Other Pooled Inv. Vehicles:         1      $2.6 million             0                 0
                      Other Accounts:                    246     $151 million             0                 0
----------------------------------------------------------------------------------------------------------------------

POTENTIAL CONFLICTS OF INTEREST

The Adviser does not believe any material conflicts of interest exist as a result of the Committee members managing BIF and managing the other accounts noted above. The investment strategies of BIF and the other accounts managed by Committee members do not materially conflict in any way.

There will be times when the Adviser may recommend purchases and/or sales of the same portfolio securities for BIF and its other clients. In such circumstances, it will be the policy of the Adviser to allocate purchases and sales among BIF and its other clients in a manner which the Adviser deems equitable, taking into consideration such factors as size of accounts, concentration of holdings, investment objectives, tax status, cash availability, purchase costs, holding periods and other pertinent factors relative to each account. Simultaneous transactions could adversely affect the ability of BIF to obtain or dispose of the full amount of a security which it seeks to purchase or sell or the price at which such security can be purchased or sold.

The Adviser, in an effort to further reduce the potential for conflicts of interest, amended its Code of Ethics prohibiting certain purchases and sales, by designated employees, of securities held by or being considered by a Fund. For more information on the Code of Ethics for the Trust, the Adviser, and Berwyn Financial Corp. please visit the SEC website at www.sec.gov.

COMPENSATION

Compensation of Committee members includes a fixed salary plus a profit sharing program. Profit sharing is based upon the profitability of the Adviser which is, in part, dependent upon the value of the total assets under management, including Fund assets. The Adviser offers a 401-K plan whereby the Committee members, as well as the Adviser's other employees, may elect to contribute up to the legal limit and the Adviser will match any contribution up to a fixed percentage.

DISCLOSURE OF SECURITIES OWNERSHIP

The following table indicates the dollar range of securities of each Fund beneficially owned by the Committee members as of December 31, 2004, the Funds most recent fiscal year end.

----------------------------------------------------------------------------------------------------------------------
         Name of                                                                    Dollar Value of Fund Shares
Investment Committee Member         Fund Shares Beneficially Owned                       Beneficially Owned
----------------------------------------------------------------------------------------------------------------------
Lee Grout                                Berwyn Fund Series                                     None
                                         Berwyn Income Fund                                     None
                                         Berwyn Cornerstone Fund                             $1-$10,000
----------------------------------------------------------------------------------------------------------------------
Edward Killen                            Berwyn Fund Series                               $50,001-$100,000
                                         Berwyn Income Fund                                  $1-$10,000
                                         Berwyn Cornerstone Fund                           $10,001-$50,000
----------------------------------------------------------------------------------------------------------------------
Robert Killen                            Berwyn Fund Series                                Over $1,000,000
                                         Berwyn Income Fund                              $500,001-$1,000,000
                                         Berwyn Cornerstone Fund                          $100,001-$500,000
----------------------------------------------------------------------------------------------------------------------
George Cipolloni                         Berwyn Fund Series                                     None
                                         Berwyn Income Fund                                     None
                                         Berwyn Cornerstone Fund                                None
----------------------------------------------------------------------------------------------------------------------
Raymond Munsch                           Berwyn Fund Series                                     None
                                         Berwyn Income Fund                                     None
                                         Berwyn Cornerstone Fund                             $1-$10,000
----------------------------------------------------------------------------------------------------------------------

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
                ------------------------------------------------

Subject to policy established by the Trust's Board of Trustees, the Adviser is responsible for BIF's portfolio decisions and the buying and selling of BIF's portfolio securities. In executing such transactions, the Adviser will seek to obtain the best net results for BIF, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities and capabilities of the firm involved. While the Adviser generally seeks reasonably competitive commission rates, the Adviser is authorized to pay a broker a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker that effects the transaction.

The Adviser may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services which, in the opinion of the Board, are reasonable and necessary to BIF normal operations. The services provided by these brokerage firms may also be used in dealing with the portfolio transactions of the Adviser's other clients, and not all such services may be used by the Adviser in connection with BIF. Those services may include economic studies, industry studies, security analysis or reports, sales literature and statistical services furnished either directly to BIF or to the Adviser. The Adviser makes no effort in any given circumstance to determine the value of these materials or services or the amount they might have reduced expenses of the Adviser.

The Board has adopted procedures pursuant to Rule 17e-1 under the 1940 Act that permit portfolio transactions to be executed through an affiliated broker.
Berwyn Financial Services (BFS) was the affiliated broker that BIF used to execute portfolio transactions in 2004, 2003 and 2002. BFS is affiliated with BIF because certain Officers and a Trustee of the Trust and certain Directors and Officers of the Adviser are Officers, Directors and Shareholders of BFS.

In 2004, 2003 and 2002, BIF paid $117,031, $85,958 and $72,152 in commissions to
BFS,  respectively.  These figures represent 97%, 96% and 98% of the commissions paid by BIF. The percentage of the Fund's aggregate dollar amount of transactions involving the payment of commissions effected through BFS was 98% in 2004, 96% in 2003 and 98% in 2002.

BIF paid total commissions of $120,333 in 2004, $89,205 in 2003 and $73,432 in 2002.

The amount paid by BIF in 2004 was higher than the amount paid in 2003. The increase was due to the fact that the net assets of BIF increased during the year and the amount of trading increased.




                         BERWYN CORNERSTONE FUND SERIES
                         ------------------------------

                      INVESTMENT POLICIES AND RISK FACTORS
                      ------------------------------------

(See also "Investment Objective, Principal Investment Strategies and Related Risks" for Berwyn Cornerstone Fund Series in the Trust's Prospectus.)

Berwyn Cornerstone Fund Series ( BCF) is a no-load, non-diversified series of shares of The Berwyn Funds, an open-end management investment company, that seeks long term capital appreciation by investing in equity and fixed income securities that offer a potential for capital appreciation. Current income is a secondary consideration.

The Fund's investment adviser (the Adviser) will determine the percentage of the Fund's net assets to invest in each type of security based upon the prevailing economic and market conditions. BCF invests in common stocks the Adviser considers to be selling at undervalued prices. These are stocks selling substantially below their book value or at a low valuation to present earnings or are stocks of companies, judged by the Adviser, to have above average growth prospects and to be selling at a small premium to book value or at modest valuation to their present earnings level. The investment approach of BCF may be deemed contrarian in that it may lead BCF to select stocks not recommended by other investment advisers or brokerage firms.

BCF may invest more than 5% of its assets in iShares Funds, an Exchange Traded Fund (ETF). ETFs are shares of open-end management investment companies that invest in portfolios designed to replicate various indices and trade on exchanges in the same manner as stocks.


BCF, however, will not make new investments in iShares Funds that would cause their total value to exceed 25% of the Fund's net assets. When BCF invests in iShares Funds or other ETFs, BCF will pay a management fee on the money so invested, in addition to its operating expenses. As of December 31, 2004, 6.1% of BCF's net assets was invested in ETFs.


The fixed income securities in which BCF invests are corporate bonds and preferred stocks. Some of the fixed income securities may be convertible into common stock. BCF selects fixed income securities that, in the judgment of the Adviser, have a potential for capital appreciation due to a decline in prevailing interest rates.

There are no restrictions on the Adviser as to the investment rating a fixed income security must have in order to be purchased. BCF may purchase fixed income securities in any rating listed by Standard & Poor's Ratings Group (Standard & Poor's) and Moody's Investors Service, Inc. (Moody's). (See Appendices A and B for Standard & Poor's and Moody's definitions of bond ratings.) This means that BCF may invest up to 20% of the value of its net assets in high yield, high-risk corporate debt securities that are commonly referred to as junk bonds. These are corporate debt securities that are rated lower than BBB by Standard & Poor's and Baa by Moody's. These securities have a low rating due to the fact that the issuers of the securities are not considered as creditworthy as the issuers of investment grade bonds. There is the risk that the issuer of a lower rated security may default in the payment of interest and principal. On the whole, these lower rated securities are considered speculative investments. As of December 31, 2004, BCF did not have any investments in fixed income securities.


BCF may, for temporary defensive purposes, invest all or a portion of its assets in no-load money market funds, savings accounts or certificates of deposit of domestic banks with assets in excess of $1,000,000, commercial paper with the highest investment grade rating (i.e., A-l and P-1, as defined in Standard & Poor's and Moody's Commercial Paper Ratings, respectively), repurchase agreements, U.S. Treasury bills, notes and bonds, or cash.

Investment by BCF in a no-load money market fund will result in BCF paying a management fee and other fund expenses on the money invested in such fund in addition to the operating expenses of BCF.


BCF may also invest in Real Estate Investment Trusts ("REITs"). REITs are companies that invest in real estate, long and short term mortgages and construction loans. REITs normally do not pay federal income tax but distribute their income to their shareholders who become liable for the tax. Some REITs own properties and earn income from leases and rents. These types of REITs are termed Equity REITs. Other REITs hold mortgages and earn income from interest payments. These REITs are termed Mortgage REITs. Finally, there are Hybrid REITs that own properties and hold mortgages. BCF may invest in any of the three types of REITs and may purchase the common stocks, preferred stocks or bonds issued by REITs. BCF invests in REITs that generate income and have a potential for capital appreciation. There are risks in investing in REITs. The property owned by a REIT could decrease in value and the mortgages and loans held by a REIT could become worthless. The Adviser, however, monitors the investment environment and BCF's investments as a means of controlling the exposure to these risks. As of December 31, 2004, BCF did not have any investments in REITs.

BCF may also invest in repurchase agreements. In a repurchase agreement, a seller of securities, usually a banking institution or securities dealer, sells securities to BCF and agrees with BCF at the time of sale to repurchase the securities from BCF at a mutually agreed upon time and price. BCF intends to enter into repurchase agreements only with established banking institutions that deal in U.S. Treasury bills and notes. BCF intends to invest mostly in overnight repurchase agreements. In the event of the bankruptcy of the seller of a repurchase agreement or the failure of a seller to repurchase the underlying securities as agreed upon, BCF could experience losses. Such losses could include a possible decline in the value of the underlying securities during the period while BCF seeks to enforce its rights thereto and a possible loss of all or part of the income from such securities. BCF would also incur additional expenses enforcing its rights. As of December 31, 2004, BCF did not have any investments in repurchase agreements.

                             INVESTMENT RESTRICTIONS
                             -----------------------

The investment restrictions set forth below are fundamental policies of BCF. Fundamental policies may not be changed without approval by vote of a majority of BCF's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the 1940 Act), such approval requires the affirmative vote at a meeting of shareholders of the lesser of (a) more than 50% of BCF's outstanding shares, or (b) at least 67% of shares present or represented by proxy at the meeting, provided that the holders of more than 50% of BCF's outstanding shares are present in person or represented by proxy.

When investing its assets, BCF will not:

     (1) purchase more than 10% of the outstanding voting securities of a single issuer;

     (2) invest more than 25% of the value of its total assets in any one industry;

     (3) lend money, provided that for purposes of this restriction, the acquisition of publicly distributed corporate bonds, and investment in U.S. government obligations, short-term commercial paper, certificates of deposit and repurchase agreements shall not be deemed to be making of a loan;

     (4) buy or sell real estate, real estate mortgage loans, commodities, commodity futures contracts, puts, calls and straddles;

     (5) underwrite securities of other issuers, except as BCF may be deemed to be an underwriter under the Securities Act of 1933, as amended (the 1933
     Act) in connection with the purchase and sale of portfolio securities in accordance with its objectives and policies;

     (6) make short sales or purchase securities on margin;

     (7) borrow money, except that BCF may borrow up to 5% of the value of its total assets at the time of such borrowing from banks for temporary or emergency purposes (the proceeds of such loans will not be used for investment or to purchase securities, but will be used to pay expenses);

     (8) invest for the purposes of exercising control or management;

     (9) invest in restricted securities (securities that must be registered under the 1933 Act before they may be offered and sold to the public);

     (10) participate in a joint investment account; and

     (11) issue senior securities.

In addition, BCF has the following restrictions:

     (1) With respect to 50% of its assets, BCF will not at time of purchase invest more than 5% of its gross assets, at market value, in the securities of any one issuer (except the securities of the United States government); and

     (2) With respect to the other 50% of its assets, BCF will not invest at the time of purchase more than 15% of the market value of its total assets in any single issuer.

BCF has also adopted certain investment restrictions that are not fundamental policies. These restrictions are that (i) BCF will not invest in real estate limited partnerships or in oil, gas or other mineral leases, and (ii) BCF's investments in warrants will not exceed 5% of BCF's net assets. Restrictions that are not fundamental may be changed by a vote of the majority of the Board of Trustees. But if any of these nonfundamental restrictions are changed, BCF will give shareholders at least 60 days' written notice.


                        INVESTMENT ADVISORY ARRANGEMENTS
                        --------------------------------

(See also "Management and Organization" in the Trust's Prospectus.)

The Killen Group, Inc. is the investment adviser (the Adviser) to BCF. Robert E. Killen is Chairman, Chief Executive Officer (CEO), sole shareholder and a Director of the Adviser. In addition, Robert E. Killen is President and Chairman of the Board of Trustees of the Trust.

The Adviser provides BCF with investment management services. Under the Contract for Investment Advisory Services between the Trust, on behalf of BCF, and the Adviser (the Contract), dated February 5, 2002, the Adviser provides BCF with advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of BCF's resources. In addition, employees of the Adviser oversee and coordinate BCF's other service providers, including the administrator, fund accountant, transfer agent and custodian.

The Contract must be approved annually by a majority of Trustees who are not parties to the Contract or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval. BCF may terminate the Contract on sixty days' written notice to the Adviser, without payment of any penalty, provided such termination is authorized by the Board of Trustees or by a vote of a majority of the outstanding voting securities of BCF. The Adviser may terminate the Contract on sixty days' written notice to BCF without payment of any penalty. The Contract will be automatically and immediately terminated in the event of its assignment by the Adviser.

As compensation for its investment management services to BCF under the Contract, the Adviser is entitled to receive monthly compensation at the annual rate of 1% of the average daily net assets of BCF. The fee is computed daily by multiplying the net assets for a day by 1% and dividing the result by 365. At the end of the month, the daily fees are added and the resulting sum is paid to the Adviser. The Adviser waived its advisory fees due from BCF in 2004 and 2003.



                               EXPENSE LIMITATION
                               ------------------

The Contract  provides  that the Adviser's fee payable by BCF will be reduced in any fiscal year by the amount necessary to prevent Fund expenses (excluding taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of the Adviser's fee payable by BCF) from exceeding 2% of the average daily net assets of BCF. In any month that BCF's expenses exceed 2%, the Adviser's fee will be reduced so that expenses will be 2%. Once the net assets of BCF exceed $100 million, the expense limitation will be reduced to 1.5% of the average daily net assets of BCF. The advisor waived its fees in 2003 and 2004, and paid certain expenses of BCF. The Contract between the Adviser and BCF requires the Adviser to waive its fee under the present circumstances. The Adviser may, however, discontinue payment of BCF's expenses at any time. In 2004 BCF's expense ratio was 1.99%. Without the waiver and expense payments the ratio would have been 5.46%.

INVESTMENT MANAGEMENT COMMITTEE

OTHER ACCOUNTS MANAGED

The Investment Committee members (the Committee") also may be responsible for the day-to-day management of other accounts, as indicated by the following table. Mr. Robert Killen, individually, manages one account that has an investment advisory fee based on the performance of the account. None of the other accounts noted below has an advisory fee based on the performance of the account.

Other Accounts Managed (As of December 31, 2004)

----------------------------------------------------------------------------------------------------------------------
  Name of                 Type of Accounts             Total #   Total Assets      # of Accounts    Total Assets that
 Investment                                               of                        Managed that       Advisory Fee
 Committee                                             Accounts                      Advisory Fee        Based on
  Members                                              Managed                        Based on         Performance
                                                                                     Performance
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Lee Grout             Registered Investment Co.:          3      $323 million             0                 0
                      Other Pooled Inv. Vehicles:         1      $2.6 million             0                 0
                      Other Accounts:                    246     $151 million             0                 0
----------------------------------------------------------------------------------------------------------------------
Edward Killen         Registered Investment Co.:          3      $323 million             0                 0
                      Other Pooled Inv. Vehicles:         1      $2.6 million             0                 0
                      Other Accounts:                    246     $151 million             0                 0
----------------------------------------------------------------------------------------------------------------------
Robert Killen         Registered Investment Co.:          3      $323 million             0                 0
                      Other Pooled Inv. Vehicles:         2      $6 million               1           $3.4 million
                      Other Accounts:                    246     $151 million             0                 0
----------------------------------------------------------------------------------------------------------------------
George Cipolloni      Registered Investment Co.:          3      $323 million             0                 0
                      Other Pooled Inv. Vehicles:         1      $2.6 million             0                 0
                      Other Accounts:                    246     $151 million             0                 0
----------------------------------------------------------------------------------------------------------------------
Raymond Munsch        Registered Investment Co.:          3      $323 million             0                 0
                      Other Pooled Inv. Vehicles:         1      $2.6 million             0                 0
                      Other Accounts:                    246     $151 million             0                 0
----------------------------------------------------------------------------------------------------------------------

POTENTIAL CONFLICTS OF INTEREST

The Adviser does not believe any material conflicts of interest exist as a result of the Committee members managing BCF and managing the other accounts noted above. The investment strategies of BCF and the other accounts managed by Committee members do not materially conflict in any way.

There will be times when the Adviser may recommend purchases and/or sales of the same portfolio securities for BCF and its other clients. In such circumstances, it will be the policy of the Adviser to allocate purchases and sales among BCF and its other clients in a manner which the Adviser deems equitable, taking into consideration such factors as size of accounts, concentration of holdings, investment objectives, tax status, cash availability, purchase costs, holding periods and other pertinent factors relative to each account. Simultaneous transactions could adversely affect the ability of BCF to obtain or dispose of the full amount of a security which it seeks to purchase or sell or the price at which such security can be purchased or sold.

The Adviser, in an effort to further reduce the potential for conflicts of interest, amended its Code of Ethics prohibiting certain purchases and sales, by designated employees, of securities held by or being considered by a Fund. For more information on the Code of Ethics for the Trust, the Adviser, and Berwyn Financial Corp. please visit the SEC website at www.sec.gov.

COMPENSATION

Compensation of Committee members includes a fixed salary plus a profit sharing program. Profit sharing is based upon the profitability of the Adviser which is, in part, dependent upon the value of the total assets under management, including Fund assets. The Adviser offers a 401-K plan whereby the Committee members, as well as the Adviser's other employees, may elect to contribute up to the legal limit and the Adviser will match any contribution up to a fixed percentage.

DISCLOSURE OF SECURITIES OWNERSHIP

The following table indicates the dollar range of securities of each Fund beneficially owned by the Committee members as of December 31, 2004, the Funds most recent fiscal year end.

----------------------------------------------------------------------------------------------------------------------
          Name of                   Fund Shares Beneficially Owned                   Dollar Value of Fund Shares
Investment Committee Members                                                              Beneficially Owned
----------------------------------------------------------------------------------------------------------------------
Lee Grout                                Berwyn Fund Series                                     None
                                         Berwyn Income Fund                                     None
                                         Berwyn Cornerstone Fund                             $1-$10,000
----------------------------------------------------------------------------------------------------------------------
Edward Killen                            Berwyn Fund Series                               $50,001-$100,000
                                         Berwyn Income Fund                                  $1-$10,000
                                         Berwyn Cornerstone Fund                           $10,001-$50,000
----------------------------------------------------------------------------------------------------------------------
Robert Killen                            Berwyn Fund Series                                Over $1,000,000
                                         Berwyn Income Fund                              $500,001-$1,000,000
                                         Berwyn Cornerstone Fund                          $100,001-$500,000
----------------------------------------------------------------------------------------------------------------------
George Cipolloni                         Berwyn Fund Series                                     None
                                         Berwyn Income Fund                                     None
                                         Berwyn Cornerstone Fund                                None
----------------------------------------------------------------------------------------------------------------------
Raymond Munsch                           Berwyn Fund Series                                     None
                                         Berwyn Income Fund                                     None
                                         Berwyn Cornerstone Fund                             $1-$10,000
----------------------------------------------------------------------------------------------------------------------


                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
                ------------------------------------------------

Subject to policy established by the Trust's Board of Trustees, the Adviser is responsible for BCF's portfolio decisions and the buying and selling of BCF's portfolio securities. In executing such transactions, the Adviser seeks to obtain the best net results for BCF, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities and capabilities of the firm involved. While the Adviser generally seeks reasonably competitive commission rates, the Adviser is authorized to pay a broker a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker that effects the transaction.

The Adviser may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services, which in the opinion of the Board, are reasonable and necessary to the decision-making responsibilities of the Adviser to BCF. The services provided by these brokerage firms may also be used in dealing with the portfolio transactions of the Adviser's other clients and not all such services may be used by the Adviser in connection with BCF. Those services may include economic studies, industry studies, security analysis or reports, sales literature of BCF's portfolio securities and statistical services furnished either directly to BCF or to the Adviser. No effort is made in any given circumstance to determine the value of these materials or services or the amount by which they might have reduced expenses of the Adviser.

The Board has adopted procedures pursuant to Rule 17e-1 under the 1940 Act that permit portfolio transactions to be executed through affiliated brokers. Berwyn Financial Services (BFS) is a broker affiliated with BCF because Officers and a Trustee of the Trust and certain Directors and Officers of the Adviser are Officers, Directors and Shareholders of BFS. In 2004, 2003 and in 2002, BCF paid $3,685, $4,780 and $1,110, respectively, in commissions to BFS. These figures represent 100% of the commissions paid by BCF. BCF paid less in commissions in 2004 due to the fact that there was less trading.


The Adviser has other advisory clients which include individuals, trusts, pension and profit sharing plans and investment companies, some of which have similar investment objectives to BCF. As such, there will be times when the Adviser may recommend purchases and/or sales of the same portfolio securities for BCF and its other clients. In such circumstances, it will be the policy of the Adviser to allocate purchases and sales among BCF and its other clients in a manner which the Adviser deems equitable, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account. Simultaneous transactions could adversely affect the ability of BCF to obtain or dispose of the full amount of a security which it seeks to purchase or sell or the price at which such security can be purchased or sold.

               DISCUSSION OF INVESTMENT ADVISORY CONTRACT RENEWALS
               ---------------------------------------------------

In approving the most recent annual continuance of the Advisory Agreements, the Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreements. The principal areas of review by the Trustees were the nature and quality of the services provided by the Adviser and the reasonableness of the fees charged for those services. These matters were considered by the Independent Trustees meeting with experienced counsel.

The Trustees' evaluation of the quality of the Adviser's services took into account their knowledge and experience gained through periodic meetings with and reports of the Adviser's senior management, investment committee members and administrative personnel over the course of the preceding year. Both short-term and long-term investment performance of the Funds was considered. Each Fund's current and longer-term performance was compared to its performance benchmark and to that of competitive funds and other funds with similar investment objectives. The Trustees also considered the scope and quality of the in-house research capabilities of the Adviser and other resources dedicated to performing services for the Funds. The quality of administrative and other services were considered in light of the Funds compliance with investment policies and applicable laws and regulations and of related reports by management and the Trust's independent auditors in periodic meetings with the Trust's Audit Committee. The Trustees also considered the business reputation of the Adviser and its financial resources.

In  reviewing  the fees  payable  under the  Advisory  Agreements,  the Trustees compared the fees and overall expense levels of the Funds with those of competitive funds and other funds with similar investment objectives. The Trustees considered information provided by the Adviser concerning the Adviser's profitability with respect to the Funds, including the assumptions and methodology used in preparing the profitability information, in light of applicable case law relating to advisory fees. The Trustees also discussed the Adviser's voluntary commitment to maintain BCF's Total Fund Operating Expenses at 2%.

In evaluating the Funds' advisory fees, the Trustees also took into account the complexity and quality of the investment management of the Funds. The Trustees also discussed the recommendation by the Adviser to outsource the Funds administration and accounting services to a third party service provider, in particular they discussed the quality of services shareholders would receive under the proposed arrangement. The Trustees also discussed the expenses associated with hiring a third party service provider, noting that under the proposed arrangement the Funds would be paying for such services; unlike the current arrangement in which the Adviser is voluntarily providing these services for no additional cost to the Funds. It was determined by the Trustees that shareholders would be better served, even with the additional fees, to hire an experienced third party service provider. The Trustees also noted that by hiring a third party service provider the Adviser could focus all of its time and assets on investment management services to the Funds.

No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve continuance of the Advisory Agreements. Rather the Trustees concluded, in light of a weighing and balancing of all factors considered, that it was in the best interest of the Funds and their shareholders to continue the Advisory Agreements without modification to their terms, including the fees charged for services thereunder.



                              TRUSTEES AND OFFICERS
                              ---------------------

The Board of Trustees oversees the management of the business of the Trust and its Series. The Trust has three Series, Berwyn Fund Series, Berwyn Income Fund Series and Berwyn Cornerstone Fund Series. Each Series has one portfolio.

The Board of Trustees was initially elected by shareholders. Under the Declaration of Trust, each Trustee serves during the lifetime of the Trust until he or she resigns, dies or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.

The Board of Trustees sets broad policies for the Trust and has responsibility for supervision of its operations. The daily operations of the Trust are administered by employees of the Adviser under the Board's supervision.

The Board has an audit committee, but does not have a standing nomination or compensation committee. The members of the audit committee are Denis P. Conlon and Deborah D. Dorsi, the Independent Trustees on the Board. The audit committee reviews the financial condition and the auditing of the financial statements of the Trust, and selects the Trust's independent public accountants. The audit committee held one meeting during the last fiscal year of the Trust.


The Trustees and executive officers of the Trust, their ages, principal occupations for the past five years and the aggregate dollar range of shares owned in the three Series of the Trust are listed below:

-----------------------------------------------------------------------------------------------------------------------------
Name, Age, Position      Principal Occupations for the Past Five        Aggregate Dollar Range of       Number of Portfolios
and Address              Years                                          Shares Owned in Berwyn          in Fund Complex
                                                                        Fund, Berwyn Income Fund        Overseen by Trustee
                                                                        and Berwyn Cornerstone
                                                                        Fund Series as of 12/31/04
-----------------------------------------------------------------------------------------------------------------------------
Interested Trustee
-----------------------------------------------------------------------------------------------------------------------------
Robert E. Killen (64)1   President and Chairman of the Board for the    Over $100,000        BF                   3
President and Trustee    Trust since February 1999.                     Over $100,000        BIF
1199 Lancaster Ave.      Director of Westmoreland Coal Co. (a           Over $100,000        BCF
Berwyn, PA 19312         mining company) since July 1996. Director,
                         Officer and Shareholder, Berwyn  Financial
                         Services Corp. (BFS), a financial services
                         company (registered as a broker-dealer with
                         the SEC since December 1993 and a member
                         of the National Association of  Securities
                         Dealers, Inc. (the NASD) since July  1994)
                         since October 1991. Chairman, Chief
                         Executive Officer and sole  shareholder of the
                         Adviser (an investment advisory firm) since
                         April 1996. President, Treasurer, Director
                         and sole shareholder of the Adviser from
                         September 1982 to March 1996. General
                         Partner, Focus Limited Partners (a private
                         investment partnership) since prior to
                         January 1, 1990. President, Director, sole
                         shareholder, Berwyn Management Co. (a
                         private investment advisory firm) since  prior
                         to January 1, 1990. General Partner, Berwyn
                         Enterprises and Berwyn  Enterprises, II (real
                         estate partnerships) since prior to January 1,
                         1990.
-----------------------------------------------------------------------------------------------------------------------------
Non-Interested
Trustees
-----------------------------------------------------------------------------------------------------------------------------
Denis P. Conlon (57)     Trustee of the Trust since February 1999.      Over $100,000        BF                  3
Trustee                  President and Chief Executive Officer of CRC   $10,001-$50,000      BIF
1199 Lancaster Ave.      Industries (a worldwide manufacturer) since    $0                   BCF
Berwyn, PA               1996.
-----------------------------------------------------------------------------------------------------------------------------
Deborah D. Dorsi (49)1   Trustee of the Trust since February 1999.      $10,001- $50,000     BF                  3
Trustee                  Retired industry executive since 1999.         $0 - $10,000         BIF
1199 Lancaster Ave.                                                     $0 - $10,000         BCF
Berwyn, PA 19312
-----------------------------------------------------------------------------------------------------------------------------
Officers of the Trust
-----------------------------------------------------------------------------------------------------------------------------
Kevin Ryan (57) 1 2 3    Vice President since January 2005,Chief        Over $100,000        BF                   N/A
Vice President, Chief    Compliance Officer of the Trust since          Over $100,000        BIF
Compliance Officer       October, 2004.  Served as Secretary and        $50,001 - $100,000   BCF
1189 Lancaster Ave.      Treasurer of the Trust since February 1999.
Berwyn, PA               President, Treasurer, Director and
                         shareholder of BFS since October 1991.
                         Legal counsel to the Adviser since September
                         1985.
-----------------------------------------------------------------------------------------------------------------------------
Robert G. Dorsey (47)    Managing Director of Ultimus Fund Solutions,               N/A                           N/A
Vice President           LLC and Ultimus Fund Distributors, LLC
225 Pictoria Drive,
Suite 450
Cincinnati, Ohio 45246
-----------------------------------------------------------------------------------------------------------------------------




Mark J. Seger  (43)      Managing Director of Ultimus Fund Solutions,                N/A                          N/A
Treasurer                LLC and Ultimus Fund Distributors, LLC
225 Pictoria Drive,
Suite 450
Cincinnati, Ohio 45246
-----------------------------------------------------------------------------------------------------------------------------
John F. Splain (48)      Managing Director of Ultimus Fund Solutions,                N/A                          N/A
Secretary                LLC and Ultimus Fund Distributors, LLC
225 Pictoria Drive,
Suite 450
Cincinnati, Ohio 45246
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

1 The value of shares listed for Mr. Killen includes shares owned by his wife, companies in which he is the major shareholder and Partnerships of which he is General Partner. The value of shares listed for Ms. Dorsi includes shares owned by her husband. The value of shares listed for Mr. Ryan includes shares owned by Partnerships of which he is a General Partner, by a corporation in which he is a major shareholder and by members of his family.

2 Robert E. Killen and Kevin M. Ryan are "interested persons" of the Trust as defined in the 1940 Act.

3 Robert E. Killen and Kevin M. Ryan are brothers-in-law. Robert E. Killen is an Officer, Director and sole shareholder of the Adviser. He is also a Director and Officer of BFS, a registered broker-dealer and owns one-third of its outstanding shares. Edward A. Killen, II is an Officer and Director of the Adviser. He is also an Officer, Director and owner of one-third of the outstanding shares of BFS. Kevin M. Ryan is legal counsel to the Adviser and an Officer, Director and owner of one-third of the outstanding shares of BFS. In addition, Robert E. Killen and Edward A. Killen, II are brothers and Kevin M. Ryan is brother-in-law to both.

Mr. Conlon and Ms. Dorsi are the Trustees of the Trust who are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees"). They were paid a fee of $1200 for each Board or Committee meeting attended in the last fiscal year of the Trust. If Board and Committee meetings are held on the same day, the Independent Trustees receive only one $1200 fee for all meetings on the same day. The Trust has not adopted a pension or retirement plan or any other plan that would afford benefits to the Trust. The Trust paid Ms. Dorsi and Mr. Conlon each $4,800 for the fiscal year ending December 31, 2004.

Officers of the Trust are not paid compensation by the Trust or any fund complex for their work as Officers. No fees are paid by the Trust or any fund complex to the Trustees that are not Independent Trustees for the performance of their duties.

See "Management and Organization" for a discussion of management responsibility of the Board and the Officers.

Ms. Dorsi, an Independent Trustee, has an immediate family member that has entered into a Non-Discretionary Investment Management Agreement with the Adviser. Due to the nature of this arrangement it is unclear the amount of compensation the Adviser will receive from this arrangement; however, it is possible this arrangement could result in fees paid to the Advisor in excess of $60,000. Ms. Dorsi does not receive any form of compensation or benefit as a result of this arrangement.

                               PORTFOLIO TURNOVER
                               ------------------

A fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year, exclusive of short-term investments, by the monthly average of the value of the portfolio securities owned by a fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds, and may result in the Funds recognizing greater amounts of capital gains, which would increase the amount of capital gains which a Fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes. See "Taxes." The Adviser anticipates that each Fund's portfolio turnover rate normally will not exceed 100%. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one-year period.

     Generally, each Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate. For the fiscal years or period ended December 31, 2004, 2003 and 2002, BF's portfolio turnover rate was 23%, 23% and 32%, respectively, BIF's portfolio turnover rate was 48%, 54% and 39%, respectively, BCF's portfolio turnover rate was 7%, 27% and 18%, respectively.


                                 CODE OF ETHICS
                                 --------------

The Trust, the Adviser and Ultimus Fund Distributors, LLC, the Distributor, have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act which permits personnel to invest in securities for their own accounts, and to trade securities held by the Trust, subject to certain conditions. The Codes of Ethics adopted by the Trust, the Adviser and the Distributor are on public file with, and are available from, the Securities and Exchange Commission. Copies of the Code may be obtained, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or sending a request to the following e-mail address: PUBLICINFO@SEC.GOV.

                              PROXY VOTING POLICIES
                              ---------------------

The Trust and its Adviser have adopted policies for voting proxies of the securities in the portfolios of the series of the Trust. The Investment Committee of the Adviser will vote the proxies. The Committee will vote the proxies in what it considers to be the best interests of the shareholders of the particular series that holds the security being voted. To deal with potential conflicts of interest, any committee member that is affiliated in any manner with the issuer of a proxy, including stock ownership, directorship or employment of a family member, will not participate in the decision on the proxy. Also, if the Adviser has a business relationship with the issuer of the proxy and there is a proxy contest, the proxy will be referred to a proxy service, selected by the Fund's outside legal counsel for a vote. The Trust will file Form N-Px with the SEC by August 31, 2005. Form N-Px will contain information on the proxies voted by the Trust from July 1, 2004 to June 30, 2005. A copy of Form N-Px will be available on the Trust's Web site www.theberwynfunds.com after August 31, 2005 and on the SEC website www.sec.gov.

                      PORTFOLIO HOLDINGS DISCLOSURE POLICY
                      ------------------------------------


The Board of Trustees of the Trust has adopted policies to govern the circumstances under which disclosure regarding portfolio securities held by the Fund, and disclosure of purchases and sales of such securities may be made to shareholders of the Fund or other persons.

     o Public disclosure regarding the portfolio securities held by each Series is made quarterly in Annual Reports and Semi-Annual Reports to Shareholders and in quarterly holdings reports on Form N-Q ("Official Reports"). Except for such Official Reports and as otherwise expressly permitted herein, shareholders and other persons may not be provided with information regarding portfolio securities held, purchased or sold by the Fund.

     o Information regarding portfolio securities, and other information regarding the investment activities of a Series, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of a Series, but only if such disclosure has been approved by the Chief Compliance Officer of the Trust.

     o These policies relating to disclosure of a Series' holdings of portfolio securities does not prohibit: (i) disclosure of information to the Series investment adviser or to other service providers, including but not limited to the Trust's administrator, distributor, custodian, legal counsel and auditors, or to brokers and dealers through whom a Series purchases and sells portfolio securities; and
          (ii)  disclosure  of  holdings  of,  or  transactions   in,  portfolio
          securities by a Series that is made on the same basis to all shareholders of the Series.

     o The Chief Compliance Officer may approve other arrangements, not described herein, under which information relating to portfolio securities held by a Series, or purchased or sold by the Series (other than information contained in Official Reports), is disclosed to any shareholder or other person. The Chief Compliance Officer shall approve such an arrangement only if he concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Series and is unlikely to affect adversely the Series or any shareholder of the Series. The Chief Compliance Officer shall inform the Board of Trustees of any such arrangements that are approved, and the rationale supporting approval.

     o Neither the Adviser nor the Trust (or any affiliated person, employee, officer, trustee or director of an investment adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to portfolio securities held, purchased or sold by a Series.








                             OWNERSHIP OF THE TRUST
                             ----------------------

                               BERWYN FUND SERIES
                               ------------------


As of January 31, 2005 there were 3,438,104 shares of BF outstanding. Charles Schwab & Co. (Schwab), 101 Montgomery Street, San Francisco, CA was the record owner of 26% of the outstanding shares. Although Schwab is the record owner of more than 25% of the outstanding shares, it cannot be considered to control BF. Schwab holds the shares in nominee name for its customers and does not have the power to vote the shares or to sell them. National Financial Services LLC (National), One World Financial Center, 200 Liberty St., New York, NY was the record owner of 21% of the outstanding shares. National holds the shares in nominee name for its customers and does not have the power to vote or sell the shares. Robert E. Killen, 1199 Lancaster Ave., Berwyn, PA owns 11% of the outstanding shares beneficially and of record. He is the record owner of 3% of the outstanding shares and the beneficial owner of 8%. The records of BF do not indicate that any other individual owns more than 5% of its outstanding shares. As of January 31, 2005, Trustees and Officers of BF, as a group, owned beneficially and of record 408,138 shares, which constituted 12% of the outstanding shares of BF.



                              BERWYN INCOME SERIES
                              --------------------

As of January 31, 2005, there were 17,827,377 shares of BIF outstanding. Charles Schwab & Co. (Schwab) was the record owner of 33% of the outstanding shares. National Financial Services LLC (National) was the record owner of 26% of the outstanding shares. Although Schwab and National are record owners of more than 25% of the outstanding shares, neither can be considered to control BIF. Each of these entities holds the shares in nominee name for their customers and they do not have the power to vote or sell the shares. The records of BIF do not indicate that any individual owns more than 5% of its outstanding shares. As of January 31, 2005, Trustees and Officers of BIF, as a group, owned beneficially and of record 138,574 shares of BIF which constituted 0.8% of the outstanding shares.


                         BERWYN CORNERSTONE FUND SERIES
                         ------------------------------

As of January 31, 2005, there were 202,145 shares of BCF outstanding. National Financial Services LLC (National) was the record owner of 42% of the outstanding shares. Although National is the record owner of more than 25% of the outstanding shares, it cannot be considered to control BCF. National holds the shares in nominee name for its customers and does not have the power to vote or sell the shares. Robert E. Killen, 1199 Lancaster Ave., Berwyn, PA owns 13% of the outstanding shares beneficially and of record. He is the record owner of 5% of the outstanding shares and the beneficial owner of 8%. Custom Environmental Tech Profit Sharing Plan, 8 Iron Bridge Drive, Collegeville, PA is the record owner of 11% of the outstanding shares. Brian Henderson, 1539 Belfry Drive, Venice, FL is the record owner 10% of the outstanding shares. The records of BCF do not indicate that any other individual owns more than 5% of its outstanding shares. As of January 31, 2005, Trustees and Officers of BCF as a group owned beneficially and of record 36,174 shares of BCF which constituted 18% of the outstanding shares.

                         COMPUTATION OF NET ASSET VALUE
                         ------------------------------

(See also "Shareholder Information - BUYING SHARES" in the Prospectus).

The net asset value per share of a Series of the Trust is determined by dividing the total value of the investments of the Series plus other assets, less any liabilities, by the total number of outstanding shares of that Series. Net asset value per share is determined at the close of regular trading on the New York Stock Exchange (the Exchange) (ordinarily 4:00 p.m. Eastern Time) on each day that the Exchange is open.

                                 SHARE PURCHASES
                                 ---------------

(See also "Shareholder Information" in the Prospectus)

The Trust offers shares for sale on a continuous basis. The Trust does not impose a sales charge (load) on the purchase of the shares of its Series. The offering price of shares of a Series is the net asset value per share next determined after receipt by the Transfer Agent or a broker authorized by the Trust to receive orders for the purchase of shares. The net asset value of shares can be expected to fluctuate daily.

The minimum initial investment is $3,000 per investor. This investment may be divided by a single investor among different investment accounts in one Series that total $3,000 in the aggregate or among accounts in the three Series of the Trust. Subsequent investments must be at least $250 per account. The minimum initial investment for Individual Retirement Accounts (IRAs) is $1,000. The minimum is $250 for a spousal IRA. Subsequent investments in IRAs must be at least $250. There are no minimum requirements for pension and profit sharing plans or custodial accounts for minors.

The  Trust  reserves  the  right  to  reduce  or  waive  the  minimum   purchase
requirements in certain cases where subsequent and continuing purchases are contemplated.

                                   DISTRIBUTOR
                                   -----------

Shares of each Series of the Trust are offered to the public at net asset value, without the imposition of a sales load.


Ultimus Fund Distributors, LLC (the "Distributor"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the principal underwriter and distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of May 1, 2005. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares. The Distributor is an affiliate of Ultimus Fund Solutions, LLC, the Fund's administrator and transfer agent.


The Distribution Agreement provides that, unless sooner terminated, it will continue in effect from year to year, subject to annual approval by (a) the Board of Trustees or a vote of a majority of the outstanding shares, and (b) a majority of the Trustees who are not interested persons of the

Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distribution Agreement may be terminated by the Trust at any time, without the payment of any penalty, by vote of a majority of the entire Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Fund on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days' written notice to the Trust. The Distribution Agreement will automatically terminate in the event of its assignment.

                              REDEMPTION OF SHARES
                              --------------------

(See "Redeeming Shares" in the Prospectus).

The Trust will redeem all full and fractional shares of a Series upon receipt of a written request in proper form. The redemption price is the net asset value per share of the Series next determined after receipt of proper notice of redemption. In certain circumstances described in the Prospectus, the shareholder could receive, upon redemption of shares of a Series, portfolio securities that were held by the Series rather than cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Series from which a redemption is being made during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Trust may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities, and such valuation will be made as of the same time the redemption price is determined. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.

                         CALCULATION OF PERFORMANCE DATA
                         -------------------------------

                               BERWYN FUND SERIES
                               ------------------


The average annual total returns of Berwyn Fund Series of the Trust (BF) for one year, five years and ten years ended December 31, 2004, as well as the average annual total returns for the same periods after taxes on distributions and after taxes on distributions and sale of shares of BF, are listed below:

--------------------------------------------------------------------------------
                                              1 YEAR    5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Return Before Taxes                           22.83%     17.70%      11.62%
--------------------------------------------------------------------------------
Return After Taxes on Distributions           21.93%     16.66%      10.12%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and
  Sale of Shares                              16.01%     14.86%       9.13%
--------------------------------------------------------------------------------

The one year performance is for the period January 1, 2004 to December 31, 2004. The five year period runs from January 1, 2000 to December 31, 2004 and the ten year period runs from January 1, 1995 to December 31, 2004. To obtain the return before taxes, BF computed its average total return for each period of time. BF made this calculation by first determining the total return for a period and then using an exponential function based upon the number of years involved to obtain an average.


The total return for a period is calculated by determining the redeemable value on the last day of the period of a $1,000 initial investment made at the beginning of the period, with dividend and capital gains reinvested on the reinvestment date and dividing the value by $1,000. The average annual total return for the period is calculated by taking the total return for the period and determining the annual average by using an exponential function based upon the number of years and any fraction thereof in the period.

The above method is used to calculate the average annual total returns before taxes. To determine the average annual total returns after taxes on distributions the taxes due on distributions during the period are calculated using the highest individual marginal federal income taxes on the reinvestment date. The amount of taxes due are deducted from the distributions and the remainder is reinvested. The tax rates used correspond to the tax character of each component of the distributions. Ordinary income rates are used for ordinary income distributions, short term capital gain rates for short term capital gain distributions and long term capital gain rates for long term capital gains. To determine the average annual total returns after taxes on distributions and sale of Fund shares, BF would calculate the average annual total returns, taking into account the taxes due distributions and taxes due on the sale of the shares at the end of the 1, 5 and 10 year periods. The amounts remaining after the deductions for taxes would be used to determine the returns after taxes on distributions and sale of Fund shares.


In addition to average annual returns listed above, BF calculates its total returns on a calendar year basis. Listed below are BF's total returns for each calendar year from 1995 through 2004:

          January 1, 1995 to December 31, 1995               19.18%

          January 1, 1996 to December 31, 1996               14.35%

          January 1, 1997 to December 31, 1997               26.05%

          January 1, 1998 to December 31, 1998              -18.90%

          January 1, 1999 to December 31, 1999               -4.60%

          January 1, 2000 to December 31, 2000                2.10%

          January 1, 2001 to December 31, 2001               28.93%

          January 1, 2002 to December 31, 2002               -6.88%

          January 1, 2003 to December 31, 2003               50.01%

          January 1, 2004 to December 31, 2004               22.83%



BF calculates the total return for a calendar year by determining the redeemable value on the last day of the year of $1,000 investment made at the beginning of the year with dividends and capital gains reinvested on the reinvestment date and dividing that value by $1,000.

All average annual total returns and the total returns for calendar years are based on historical performance and are not intended as an indication of future performance.



                            BERWYN INCOME FUND SERIES


The average annual total return of Berwyn Income Fund Series ("BIF") of the Trust for one year, five years and ten years ended December 31, 2004, as well as the average annual total returns for the same periods after taxes on distributions and after taxes on distributions and sale of shares of BIF, are listed below:


--------------------------------------------------------------------------------
                                              1 YEAR    5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Return Before Taxes                            7.98%     10.69%       9.58%
--------------------------------------------------------------------------------
Return After Taxes on Distributions            6.33%      8.06%       6.52%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and
  Sale of Shares                               2.21%      7.09%       5.47%
--------------------------------------------------------------------------------

The one year performance is for the period January 1, 2004 to December 31, 2004. The five year period runs from January 1, 2000 to December 31, 2004 and the ten year period runs for January 1, 1995 to December 31, 2004.

BIF calculates its average annual total returns before and after taxes using the same methods as BF. BIF also calculates annual total returns. Listed below are BIF's total returns for each calendar year from 1995 through 2004:

         January 1, 1995 to December 31, 1995               20.90%

         January 1, 1996 to December 31, 1996               13.99%

         January 1, 1997 to December 31, 1997               13.36%

         January 1, 1998 to December 31, 1998               -4.57%

         January 1, 1999 to December 31, 1999                0.83%

         January 1, 2000 to December 31, 2000                6.05%

         January 1, 2001 to December 31, 2001               14.12%

         January 1, 2002 to December 31, 2002                9.38%

         January 1, 2003 to December 31, 2003               16.23%

         January 1, 2004 to December 31, 2004                7.98%

BIF calculates total return for a calendar year using the same method used by BF. All average annual total returns and the total returns for calendar years are based on historical performance and are not intended as an indication of future performance. BIF also calculates its yield. BIF's yield for the month ended December 31, 2004 was 4.34%.

The yield was determined based upon the net investment income per share for the period December 1 to December 31, 2004. Expenses accrued for the period were subtracted from the interest and dividends accrued and the remainder was divided by the daily average number of shares multiplied by the maximum offering price per share. The number then obtained was annualized.



                         BERWYN CORNERSTONE FUND SERIES
                         ------------------------------


The average annual total returns of Berwyn  Cornerstone Fund Series of the Trust
(BCF) for the one year and the thirty-two month period ended December 31, 2004, as well as the average annual total returns for the same periods after taxes on distributions and after taxes on distributions and sale of shares of BCF, and listed below:

--------------------------------------------------------------------------------
                                                         1 YEAR   LIFE OF FUND1
--------------------------------------------------------------------------------
Return Before Taxes                                      10.62%       9.73%
--------------------------------------------------------------------------------
Return After Taxes on Distributions                      10.51%       9.69%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and
  Sale of Shares                                          6.90%       8.30%
--------------------------------------------------------------------------------

The one year performance is for the period January 1, 2004 to December 31, 2004. The thirty-two month period from May 1, 2002 to December 31, 2004 covers the life of BCF. BCF became effective on May 1, 2002. BCF calculates its average annual total returns before and after taxes using the same methods as BF.

1 5/1/02 to 12/31/04

Listed  below  are  BCF's  total  returns  for  calendar  years  2003  and 2004:


          January 1, 2003 to December 31, 2003               17.09%

          January 1, 2004 to December 31, 2004               10.62%



                               GENERAL INFORMATION
                               -------------------

The Trust is a business trust formed under the laws of the State of Delaware on February 4, 1999. The Trust has three portfolio series, Berwyn Fund Series, Berwyn Income Fund Series and Berwyn Cornerstone Series.

Berwyn Fund Series (BF) is the successor to The Berwyn Fund, Inc. (TBF), a corporation organized under the laws of the Commonwealth of Pennsylvania in February, 1983, which was a no-load, non-diversified, open-end management investment company. In a reorganization approved by vote of the shareholders of TBF, and accomplished on April 30, 1999, all the assets and liabilities of TBF were transferred to BF and the shareholders of TBF became the shareholders of BF. Thereafter BF has carried on the business of TBF.

Berwyn Income Fund Series (BIF) is the successor to Berwyn Income Fund, Inc.,(BIFI), a corporation organized under the laws of the Commonwealth of Pennsylvania on December 26, 1986, which was a no-load, diversified, open-end management investment company. In a reorganization approved by vote of the shareholder of BIF and accomplished on April 30, 1999, all the assets and liabilities of BIFI were transferred to BIF and the shareholders of BIFI became shareholders of BIF. Thereafter BIF has carried on the business of BIFI.

Berwyn Cornerstone Fund Series was established by Trust's Board of Trustees on February 5, 2002.

Each Series has authorized an unlimited number of shares of beneficial interest, without par value per share. Each share has equal voting, dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of any Series. All shares issued are fully paid and non-assessable. Shares of a Series do not have cumulative voting rights.


Transfer Agent
--------------

     The Fund's transfer agent, Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, maintains the records of each shareholder's account, processes purchases and redemptions of the Fund's shares and acts as dividend and distribution disbursing agent. Ultimus also provides administrative services to the Fund, calculates daily net asset value per share and maintains such books and records as are necessary to enable Ultimus to perform its duties. For the performance of these services, the Trust pays Ultimus a fee at the annual rate of 0.15% of the average value of its daily net assets for the first $500 million, a fee of 0.125% on assets between $500 million and $1 billion, and a fee of .100% on all assets in excess of $1 billion, provided, however, that the minimum fee is $15,000 per month. In addition, each Fund pays out-of-pocket expenses, including but not limited to, postage, stationery, checks, drafts, forms, reports, record storage, communication lines and the costs of external pricing services.

     Ultimus was appointed in 2005, therefore no fees were paid to Ultimus during the past fiscal year.

Custodian
---------

     US Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, has been retained to act as custodian for the Fund's investments. As custodian, US Bank, N.A. acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.


Independent Registered Public Accounting Firm
---------------------------------------------

Briggs,   Bunting  &  Dougherty,   LLP,  Two  Penn  Center  Plaza,   Suite  820,
Philadelphia,   Pennsylvania   19102  was  the  Independent   Registered  Public
Accounting Firm for the Trust for fiscal year 2004.

The Independent Registered Public Accounting Firm performs an annual audit of the financial statements of the Trust.

Legal  Counsel
--------------

Pepper Hamilton LLP, 3000 Two Logan Square, Philadelphia, Pennsylvania 19103 is legal counsel to the Trust.

The Trust is not involved in any litigation or other legal proceedings.


                             DISTRIBUTION AND TAXES
                             ----------------------

Distributions of Net Investment Income
--------------------------------------

A Series of the Trust receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of one of the Series, constitutes that Series' net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends a Series pays are taxable to you as ordinary income.

Distributions of Capital Gains
------------------------------

A Series of the Trust may derive capital gains and losses on the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in a Series. Any net capital gains realized by a Series generally are distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on a Series.

Information on the Amount and Tax Character of Distributions
------------------------------------------------------------

The Series will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your shares for a full year, the Trust may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Trust. Distributions declared in December but paid in January are taxable to you as if paid in December.

Election to Be Taxed as a Regulated Investment Company
------------------------------------------------------

Each Series of the Trust is treated as a separate entity for federal income tax purposes. Each Series has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). All Series have qualified as regulated investment companies for their most recent fiscal year, and all Series intend to continue to qualify during the current fiscal year. As regulated investment companies, the Series generally pay no federal income taxes on the income and gains distributed to you. The board reserves the right not to maintain the qualification of a Series as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Series will be subject to federal, and possibly state corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary income dividends to the extent of a Series' earnings and profits.

Excise Tax Distribution Requirements
------------------------------------

To avoid federal excise taxes, the Code requires each Series of the Trust to distribute to you by December 31 of each year, at a minimum, the following amounts:

o    98% of its taxable ordinary income earned during the calendar year;

o    98% of its capital gains net income earned during the calendar year; and

o 100% of any undistributed amounts from the prior year. Each Series intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares
-------------------------

Redemptions (including redemptions in kind) and exchanges of shares in a Series are taxable transactions for federal and state income tax purposes. If you redeem shares in a Series, or exchange them for shares of another Series in the Trust, the IRS requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss is long-term or short-term, generally depending on how long you have owned your shares.

Redemptions at a Loss Within Six Months of Purchase
---------------------------------------------------

Any loss incurred on the redemption or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Series on those shares.

Wash Sales
----------

All or a portion of any loss that you realize on the redemption of your shares in a Series is disallowed to the extent that you buy other shares in the same Series (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. Government Securities
--------------------------

The income earned on certain U.S. Treasury securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a fund. The income on a Series investment in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

                                     REPORTS
                                     -------

From time to time the performance of a Series of the Trust may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of a Series may also be compared in publications to averages, performance ranking, or other information prepared by recognized mutual fund statistical services. Further, the management of the Trust may compare the performance of Berwyn Fund Series and Berwyn Cornerstone Fund Series with the performance of stock market indices such as the Dow Jones Industrial Average, the S & P 500 Index, the S & P 400 Index and the Russell 2000 Index. The performance of Berwyn Income Fund Series may be compared to performance of the Citigroup Broad Investment Grade Index, the Citigroup High Yield Index and Lipper Income Fund Index.


                              FINANCIAL STATEMENTS
                              --------------------

The audited financial statements of BF, BIF and BCF for the year ended December 31, 2004 and the report thereon of Briggs, Bunting & Dougherty, LLP, Independent Registered Public Accounting Firm, included in the 2004 Annual Report of BF, BIF and BCF are incorporated by reference in this SAI An investor may obtain a copy of the Annual Report without charge by writing to the Trust at the address on the cover of this SAI or calling (800) 992-6757.

                                   APPENDIX A

                         STANDARD & POOR'S BOND RATINGS
                         ------------------------------

Standard & Poor's Ratings Group gives ratings to bonds that range from AAA to D. Definitions of these ratings are set forth below. The Series may invest in bonds with any of these ratings.

AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A   Debt rated A has a strong capacity to pay interest and principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC

Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C   The rating C is  reserved  for income  bonds on which no  interest  is being paid.

D    Debt rated D is in default,  and payment of interest  and/or  repayment  of principal is in arrears.

                                   APPENDIX B

                              MOODY'S BOND RATINGS
                              --------------------

Moody's Investor's  Service,  Inc. gives ratings to bonds that range from Aaa to
D. Definitions of these ratings are set forth below. The Series may invest in bonds with any of these ratings.

Aaa These bonds are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large, exceptionally stable, margin and principal is secure.

Aa These bonds are judged to be of high quality by all standards. They are rated lower than the Aaa bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A These bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa These bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba These bonds are judged to have speculative elements; their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class.

B   These  bonds are also  judged to have  speculative  elements.  Assurance  of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa These are bonds of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca These bonds represent obligations which are highly speculative. Such issues are often in default or have other market shortcomings.

C   These are the lowest rated  class of bonds.  They can be  regarded as having extremely poor prospects of ever attaining any real investment standing.

                                THE BERWYN FUNDS

PART C.  OTHER INFORMATION
         -----------------

Item 23. Exhibits
         --------

     (a) Agreement and Declaration of Trust--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 filed on February 12, 1999

     (b)  Bylaws--Incorporated    herein   by    reference    to    Registrant's
          Post-Effective Amendment No. 16 filed on May 1, 2000

     (c) Incorporated by reference to Agreement and Declaration of Trust and Bylaws

     (d) (i) Investment Advisory Services Agreement (with respect to the Berwyn Fund) with The Killen Group, Inc.--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 filed on May 1, 2000

          (ii) Investment Advisory Services Agreement (with respect to the Berwyn Income Fund) with The Killen Group, Inc.--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 filed on May 1, 2000

          (iii)Investment Advisory Services Agreement (with respect to the Berwyn Cornerstone Fund) with Schwartz Investment Counsel, Inc.--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 filed on March 1, 2002


     (e)  Form  of  Distribution   Agreement  with  Ultimus  Fund  Distributors,
          LLC--Filed herewith


     (f)  Inapplicable

     (g) Custodian Servicing Agreement with PFPC Trust Co.--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 filed on April 27, 1999


     (h) (i) Mutual Fund Services Agreement with Ultimus Fund Solutions, LLC--Filed herewith


          (ii) Transfer Agency Agreement with PFPC, Inc.--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 filed on April 27, 1999

     (i)  Opinion   and   Consent   of   Counsel   relating   to   Issuance   of
          Shares--Incorporated    herein   by    reference    to    Registrant's
          Post-Effective Amendment No. 19 filed on March 1, 2002


     (j)  Independent Auditors' Consent--Filed herewith


     (k)  Inapplicable

     (l)  Inapplicable

     (m)  Inapplicable

     (n)  Inapplicable

     (o)  Reserved


     (p) (i) Code of Ethics of Registrant and The Killen Group, Inc.--Filed herewith

          (ii) Code of Ethics of Ultimus Fund Distributors, LLC--Filed herewith


     (Other) Powers of Attorney for Registrant and its Trustees--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 filed on February 12, 1999

Item 24.  Persons  Controlled  by  or  Under  Common  Control  with  Registrant.
          ----------------------------------------------------------------------

          No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification
         ---------------

          Article VII, Section 2 of the  Registrant's  Agreement and Declaration
          of   Trust,   incorporated   herein   by   reference,   provides   for
          indemnification of officers and Trustees as follows:

          (a) To the fullest extent that limitations on the liability of Trustees and officers are permitted by the DBTA, the officers and Trustees shall not be responsible or liable in any event for any act or omission of any agent, employee, Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or Trustee's performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any

               Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

          (b) Every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person's capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of this Section 2 of this Article VII.

     Registrant's  Bylaws,   incorporated  herein  by  reference,   provide  the
     following under Article VI:

               Section 2. ACTIONS OTHER THAN BY TRUST. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner that such person reasonably believed to be in the best interests of the Trust, and in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith or in a manner which the person reasonably believed to be in the best interests of the Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

               Section 3. ACTIONS BY TRUST. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

               Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with the Trust.

          No  indemnification  shall  be  made  under  Sections  2 or 3 of  this
          Article:

          (a) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

          (b) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

          (c) Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this
               Article is obtained.

          Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of the Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board, including a majority who are Disinterested Trustees and not parties to such proceeding, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in
          Section 4 of this Article.

          Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

          (a) A majority vote of a quorum consisting of trustees who are not parties of the proceeding and are Disinterested Trustees; or

          (b)  A written opinion by an independent legal counsel.

          Section 7. ADVANCEMENT OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by the Trust before the final disposition of the proceeding on receipt of an undertaking by or on behalf of the agent to repay the amount of the advance unless it shall be determined ultimately that the agent is entitled to be indemnified as authorized in this Article, provided the agent provides a security for his undertaking, or a majority of a quorum of the Disinterested Trustees who are not parties to such proceeding, or an independent legal counsel in a written opinion, determine that based on a review of readily available facts, there is reason to believe that said agent ultimately will be found entitled to indemnification.

     The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its Trustees and officers, and its investment adviser. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Trustees and officers of Registrant will not seek recovery of losses under the policy without having first received an opinion of counsel of Registrant or a decision from a court of appropriate jurisdiction that recovery under the policy is not contrary to public policy as expressed in Section 17(h) of the 1940 Act or otherwise.

     The Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor") provides that the Distributor, its directors, officers, employees, partners, shareholders and control persons shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of any of such persons in the performance of Distributor's duties or from the reckless disregard by any of such persons of Distributor's obligations and duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

Item 26. Business and Other Connections of the Investment Adviser
         --------------------------------------------------------

     The Killen Group, Inc. (the "Adviser") has been registered as an investment adviser since 1983 and has assets under management of approximately $350 million. The directors and officers of the Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

          (i) Robert E. Killen--Chairman and Chief Executive Officer of the Adviser; Director, Officer and Shareholder of Berwyn Financial Services, Corp. ("BFS") a registered broker dealer
          (ii) Edward A. Killen--Executive Vice President, Secretary and Director of the Adviser; Director, Officer and Shareholder of BFS
          (iii)Kevin M. Ryan--Legal & Chief Compliance Officer of the Adviser; Director, Officer and Shareholder of BFS

          (iv) Raymond  J.   Munsch--President,   Chief  Operating  Officer  and
               Director of the Adviser
          (v)  Andrew S. Fischer--Controller of the Adviser

     The business address of the Adviser and of each director and officer of the Adviser is 1189 Lancaster Avenue, Berwyn, Pennsylvania 19312.

     For information as to any other business, profession, vocation or employment of a substantial nature in which each Director or officer of the Adviser is or has been engaged for his own account or in the capacity of Director, officer, employee, partner or trustee within the last two fiscal years of the Registrant, reference is made to the Adviser's Form ADV (File #801-18770) currently on file with the U.S. Securities and Exchange Commission as required by the Investment Advisers Act of 1940, as amended.



Item 27. Principal Underwriters
         ----------------------

     (a) The Distributor, located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, also acts as the principal underwriter for the following registered investment companies:

          Williamsburg Investment Trust          The GKM Funds
          The Shepherd Street Funds, Inc.        The Arbitrage Funds
          Hussman Investment Trust               Profit Funds Investment Trust
          Veracity Funds                         Oak Value Trust
          Hillier Funds Trust                    TFS Capital Investment Trust
          Schwartz Investment Trust

                               Position with                 Position with
     (b)  Name                 Distributor                   Registrant
          -----------------    ---------------               -------------------
          Robert G. Dorsey     President/Managing Director   Vice President
          John F. Splain       Secretary/Managing Director   Secretary
          Mark J. Seger        Treasurer/Managing Director   None
          Theresa M. Bridge    Vice President                None
          Wade R. Bridge       Vice President                Assistant Secretary
          Steven F. Nienhaus   Vice President                None

     The address of each of the above-named persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.


     (c)  Inapplicable

Item 28. Location of Accounts and Records
--------------------------------------------------------------------------------

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at its offices located at 1189 Lancaster Avenue, Berwyn, Pennsylvania 19312, or at the offices of the Registrant's administrator located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or at the offices of the Registrant's transfer agent and custodian.

Item 29. Management Services Not Discussed in Parts A or B
         -------------------------------------------------
     Inapplicable

Item 30. Undertakings
         ------------
     Inapplicable


                                   SIGNATURES
                                   ----------


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Berwyn and Commonwealth of Pennsylvania on the 2nd day of March, 2005.

                                              THE BERWYN FUNDS

                                              By:   /s/  Robert E. Killen
                                                    ---------------------------
                                                    Robert E. Killen, President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signature               Title                        Date

/s/  Robert E. Killen            President and Trustee        March 2, 2005
-------------------------        (Chief Executive Officer)
Robert E. Killen


/s/  Kevin M. Ryan               Treasurer                    March 2, 2005
-------------------------        (Chief Financial Officer)
Kevin M. Ryan


-------------------------        Trustee                      /s/ Kevin M. Ryan
Denis P. Conlon*                                              ------------------
                                                              Kevin M. Ryan
                                                              Attorney-in-fact*
-------------------------        Trustee                      March 2, 2005
Deborah D. Dorsi*

                          INDEX TO EXHIBITS
                          -----------------

     Item 23(e)          Form of Distribution Agreement

     Item 23(h)(i)       Mutual Fund Services Agreement

     Item 23(j)          Independent Auditors' Consent

     Item 23(p)(i)       Code of Ethics of Registrant and The Killen Group, Inc.
          23(p)(ii)      Code of Ethics of Ultimus Fund Distributors, LLC